UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3725

Fidelity California Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2012

Item 1. Reports to Stockholders

Fidelity®

California
Municipal Income
Fund

Semiannual Report

August 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 to August 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 to August 31, 2012
Class A	.77%
Actual		$ 1,000.00	$ 1,034.10	$ 3.95
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.92
Class T	.77%
Actual		$ 1,000.00	$ 1,034.00	$ 3.95
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.92
Class B	1.37%
Actual		$ 1,000.00	$ 1,031.00	$ 7.01
HypotheticalA		$ 1,000.00	$ 1,018.30	$ 6.97
Class C	1.53%
Actual		$ 1,000.00	$ 1,030.30	$ 7.83
HypotheticalA		$ 1,000.00	$ 1,017.49	$ 7.78
California Municipal Income	.46%
Actual		$ 1,000.00	$ 1,035.80	$ 2.36
HypotheticalA		$ 1,000.00	$ 1,022.89	$ 2.35
Institutional Class	.54%
Actual		$ 1,000.00	$ 1,035.30	$ 2.77
HypotheticalA		$ 1,000.00	$ 1,022.48	$ 2.75

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Sectors as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	49.2	46.2
Health Care	12.8	12.9
Transportation	9.2	9.4
Education	5.3	5.6
Special Tax	5.2	4.4
Weighted Average Maturity as of August 31, 2012
		6 months ago
Years	6.1	5.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2012
6 months ago
Years	7.0	6.9

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of August 31, 2012	As of February 29, 2012
AAA 2.8%	AAA 1.7%
AA,A 77.5%	AA,A 77.5%
BBB 12.5%	BBB 12.2%
BB and Below 0.9%	BB and Below 0.3%
Not Rated 1.8%	Not Rated 2.0%
Short-Term Investments and Net Other Assets 4.5%	Short-Term Investments and Net Other Assets 6.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.5%
	Principal Amount (000s)	Value (000s)
California - 94.4%
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Hamlin School Proj.) Series 2007:
4.625% 8/1/16	$ 380	$ 409
5% 8/1/18	330	353
5% 8/1/19	555	588
(Sharp HealthCare Proj.):
Series 2009 B, 6.25% 8/1/39	3,000	3,546
Series 2012 A:
5% 8/1/24	1,000	1,146
5% 8/1/25	1,245	1,416
5% 8/1/27	300	337
5% 8/1/28	400	447
ABC Unified School District Series 1997 C:
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,720	1,089
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,760	1,418
Alameda Corridor Trans. Auth. Rev. Series 1999 A, 5.25% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,575	7,581
Alameda County Ctfs. of Prtn.:
(Santa Rita Jail Proj.) Series 2007 A:
5% 12/1/18 (AMBAC Insured)	2,645	2,976
5% 12/1/20 (AMBAC Insured)	2,810	3,106
Series 1989, 0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,310	1,848
Alhambra Unified School District Series 2004 A, 5% 8/1/25 (Pre-Refunded to 8/1/15 @ 100)	1,880	2,130
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series 1997 A, 6% 9/1/24	1,000	1,242
Series 1997 C:
0% 9/1/19 (FSA Insured)	1,285	1,018
0% 9/1/22 (FSA Insured)	5,150	3,464
Anaheim Pub. Fing. Auth. Rev. Series 2007 A, 4.5% 10/1/32	10,000	10,544
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B, 5.75% 8/1/24 (Assured Guaranty Corp. Insured)	1,000	1,219
Auburn Union School District Ctfs. of Prtn. (2008 Refing. Proj.) 5% 6/1/38 (Assured Guaranty Corp. Insured)	5,615	5,861
Banning Unified School District Gen. Oblig. Series 2006 A, 5% 8/1/31 (Berkshire Hathaway Assurance Corp. Insured)	5,190	5,702
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Bay Area Infrastructure Fing. Auth. 5% 8/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,030	$ 5,405
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	5,500	6,309
Beverly Hills Fin. Auth. Rev. (2007 Rfdg. Proj.) Series A:
5% 6/1/24	3,235	3,968
5% 6/1/25	4,355	5,316
5% 6/1/27	2,755	3,320
5% 6/1/28	3,045	3,653
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2005 B:
5.25% 7/1/14 (AMBAC Insured) (d)	2,035	2,176
5.25% 7/1/16 (AMBAC Insured) (d)	1,255	1,381
5.25% 7/1/17 (AMBAC Insured) (d)	1,370	1,500
Burbank Unified School District:
Series 1997 B, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,835	2,846
Series 1997 C, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,865	4,504
Cabrillo Unified School District Series A:
0% 8/1/17 (AMBAC Insured)	1,000	864
0% 8/1/18 (AMBAC Insured)	2,000	1,654
California Dept. of Wtr. Resources:
(Central Valley Proj.) Series AM, 5% 12/1/21 (b)	4,000	4,911
Series AI, 5% 12/1/25	2,700	3,375
Series J1, 7% 12/1/12	730	742
California Econ. Recovery Series 2009 A:
5% 7/1/19	1,725	2,125
5% 7/1/22	3,800	4,371
5.25% 7/1/14	695	757
5.25% 7/1/21	9,910	12,173
California Edl. Facilities Auth. Rev.:
(Claremont Graduate Univ. Proj.) Series 2008 A:
6% 3/1/33	1,000	1,124
6% 3/1/38	1,000	1,110
(College & Univ. Fing. Prog.) Series 2007:
5% 2/1/16	1,600	1,693
5% 2/1/17	1,000	1,057
(Loyola Marymount Univ. Proj.):
Series 2001 A, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,280	2,073
Series 2010 A, 5% 10/1/25	5,860	6,657
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Auth. Rev.: - continued
(Pomona College Proj.) Series 2005 A, 0% 7/1/38	$ 3,155	$ 965
(Santa Clara Univ. Proj.) Series 1999, 5.25% 9/1/26 (AMBAC Insured)	7,910	10,366
(Univ. of Southern California Proj.) Series 2007 A, 4.75% 10/1/37	6,000	6,552
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010:
4% 9/1/20	860	966
4% 9/1/21	1,000	1,109
4% 9/1/22	740	815
4% 9/1/23	1,080	1,181
4% 9/1/24	1,125	1,225
5% 9/1/19	400	482
5% 9/1/39	5,000	5,448
California Gen. Oblig.:
Series 1992, 6.25% 9/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	655	655
Series 2005, 5.5% 6/1/28	115	115
Series 2007:
5.625% 5/1/20	150	151
5.625% 5/1/26	215	216
5.75% 5/1/30	160	160
4.5% 8/1/30	3,250	3,398
5% 3/1/15	2,130	2,358
5% 3/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,718
5% 9/1/17	750	850
5% 3/1/19	3,000	3,539
5% 8/1/22	1,500	1,713
5% 10/1/22	1,355	1,585
5% 11/1/22	1,600	1,865
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	3,263
5% 12/1/22	3,500	4,088
5% 2/1/23	1,095	1,159
5% 2/1/23	25,000	30,278
5% 2/1/26	720	722
5% 3/1/26	2,800	3,065
5% 6/1/26	2,600	2,823
5% 2/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,440	1,449
5% 2/1/31 (Pre-Refunded to 2/1/13 @ 100)	1,360	1,386
5% 6/1/31	2,000	2,147
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,000	$ 2,100
5% 10/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,001
5.125% 11/1/24	2,800	2,953
5.125% 2/1/26	2,800	2,936
5.25% 2/1/14	120	125
5.25% 2/1/14 (Pre-Refunded to 8/1/13 @ 100)	3,925	4,103
5.25% 10/1/14	140	144
5.25% 10/1/17	105	108
5.25% 11/1/18	2,235	2,365
5.25% 11/1/18 (Pre-Refunded to 11/1/13 @ 100)	765	809
5.25% 2/1/20	215	225
5.25% 2/1/20 (Pre-Refunded to 8/1/13 @ 100)	6,590	6,889
5.25% 2/1/22	1,620	1,693
5.25% 2/1/22 (Pre-Refunded to 8/1/13 @ 100)	400	418
5.25% 9/1/23	7,200	8,856
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,490	5,587
5.25% 4/1/27	5	5
5.25% 2/1/28	2,785	2,892
5.25% 2/1/29	5,000	5,083
5.25% 4/1/29	5	5
5.25% 11/1/29	2,000	2,095
5.25% 4/1/30	35	35
5.25% 2/1/33 (Pre-Refunded to 2/1/13 @ 100)	8,150	8,318
5.25% 12/1/33	105	110
5.25% 4/1/35	3,500	4,016
5.25% 3/1/38	11,375	12,396
5.5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100	100
5.5% 4/1/28	5	5
5.5% 8/1/29	7,790	8,918
5.5% 4/1/30	25	26
5.5% 11/1/33	29,440	30,780
5.5% 11/1/34	2,535	2,947
5.5% 11/1/39	1,810	2,082
6% 4/1/18	1,570	1,956
6% 3/1/33	20,050	24,706
6% 4/1/38	1,190	1,412
6.5% 4/1/33	11,650	14,625
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 H, 5.125% 7/1/22	$ 2,050	$ 2,227
Series 2008 L, 5.125% 7/1/22	2,255	2,450
Series 2009 E, 5.625% 7/1/25	11,000	12,732
(Cedars-Sinai Med. Ctr. Proj.):
Series 2005, 5% 11/15/14	1,485	1,624
Series 2009, 5% 8/15/39	5,000	5,414
(Children's Hosp. of Orange County Proj.):
Series 2009 A, 5% 11/1/12	2,345	2,358
Series 2012 A:
5% 11/15/22	2,500	2,835
5% 11/15/23	2,000	2,241
5% 11/15/24	3,000	3,342
5% 11/15/34	3,150	3,354
(Cottage Health Sys. Proj.) Series 2003 B, 5.25% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,260	1,299
(Providence Health and Svcs. Proj.):
Series 2009 B, 5.5% 10/1/39	2,000	2,246
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	90	120
6.5% 10/1/38	4,910	5,988
(Scripps Health Proj.) Series 2010 A, 5% 11/15/36	3,000	3,302
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	4,600	5,628
(Sutter Health Proj.) Series 2008 A, 5% 8/15/15	4,500	5,057
Bonds (Catholic Healthcare West Proj.) Series 2004 I, 4.95%, tender 7/1/14 (c)	5,000	5,355
Series 2008 A3, 5.5% 11/15/40	3,090	3,617
Series 2011 A, 5% 3/1/20	3,250	3,749
Series 2011 D:
5% 8/15/22	900	1,060
5% 8/15/23	700	831
5% 8/15/24	1,250	1,454
5% 8/15/25	2,000	2,315
California Infrastructure & Econ. Dev. Bank Rev.:
(California Science Ctr. Phase II Proj.) Series 2006 B, 5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,058
(Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
5% 12/1/27	1,080	1,154
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Infrastructure & Econ. Dev. Bank Rev.: - continued
(Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
5% 12/1/32	$ 1,000	$ 1,061
5% 12/1/42	3,000	3,116
Series 2005, 5% 10/1/33	7,235	7,505
California Muni. Fin. Auth. Ctfs. of Prtn. (Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009, 5.5% 2/1/39	5,000	5,270
California Muni. Fin. Auth. Rev.:
(Eisenhower Med. Ctr. Proj.) Series 2010 A:
5% 7/1/19	300	341
5% 7/1/20	500	564
5.125% 7/1/23	1,150	1,270
5.75% 7/1/40	5,000	5,428
(Loma Linda Univ. Proj.) Series 2007, 5% 4/1/22	1,090	1,178
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,250	4,639
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.):
Series 2001 A, 5.125%, tender 5/1/14 (c)(d)	9,000	9,608
Series 2003 A, 5%, tender 5/1/13 (c)(d)	3,000	3,081
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A:
5% 6/1/13	2,600	2,682
5% 6/1/14	2,000	2,146
5.25% 6/1/24	5,400	5,792
5.25% 6/1/25	5,000	5,309
5.25% 6/1/30	4,000	4,177
(California Cmnty. College Projs.) Series 1998 A, 5.25% 12/1/16	4,400	4,415
(California State Univ. Proj.):
Series 2006 A, 5% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,700	2,924
Series 2006 G:
5% 11/1/20	1,825	1,982
5% 11/1/21	2,020	2,200
(California Substance Abuse Treatment Facility and State Prison at Corcoran II Proj.) Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	4,520	5,087
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series 2002 A, 5.25% 12/1/18	5,000	5,055
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Coalinga State Hosp. Proj.) Series 2004 A:
5.5% 6/1/15	$ 1,000	$ 1,074
5.5% 6/1/17	9,980	10,704
(Dept. of Corrections & Rehab. Proj.):
Series 2006 F:
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,455	2,744
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,294
Series 2011 C:
5% 10/1/27	9,530	10,656
5.25% 10/1/24	4,170	4,878
5.25% 10/1/25	2,875	3,316
5.75% 10/1/31	4,000	4,681
(Dept. of Corrections State Prison Proj.) Series 1993 E:
5.5% 6/1/15 (FSA Insured)	1,260	1,353
5.5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	630	674
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	5,545	5,931
(Dept. of Corrections, Monterey County State Prison Proj.) Series 2003 C, 5.5% 6/1/15 (Pre-Refunded to 12/1/13 @ 100)	6,100	6,493
(Dept. of Corrections, Susanville State Prison Proj.) Series 1993 D, 5.25% 6/1/15 (FSA Insured)	4,210	4,506
(Dept. of Gen. Svcs. Butterfield Proj.) Series 2005 A, 5% 6/1/23	2,900	3,085
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	2,800	2,978
(Dept. of Mental Health Proj.) Series 2004 A:
5% 6/1/25	3,000	3,104
5.125% 6/1/29	5,000	5,151
5.5% 6/1/19	2,000	2,120
(Kern County at Delano II Proj.) Series 2003 C, 5.5% 6/1/17 (Pre-Refunded to 12/1/13 @ 100)	4,775	5,083
(Madera County, Valley State Prison for Women Proj.) Series 2005 H, 5% 6/1/16	5,000	5,487
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/20	3,335	3,694
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	5,900	7,024
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Richmond Lab. Proj.) Series 2005 K, 5% 11/1/17	$ 5,625	$ 6,176
(Ten Administrative Segregation Hsg. Units Proj.) Series 2002 A, 5.25% 3/1/18 (AMBAC Insured)	2,500	2,508
(Univ. of California Research Proj.):
Series 2005 L:
5% 11/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,165	5,683
5.25% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,919
Series 2006 E:
5% 10/1/23	2,410	2,740
5.25% 10/1/21	2,900	3,358
(Various Cap. Projs.) Series 2012 A:
5% 4/1/24	1,000	1,157
5% 4/1/25	5,300	6,043
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/22	3,000	3,528
5% 12/1/23	2,800	3,244
Series 2009 G1, 5.75% 10/1/30	1,800	2,065
Series 2009 I:
5.5% 11/1/23	1,535	1,805
6.125% 11/1/29	1,200	1,455
6.25% 11/1/21	2,000	2,491
6.375% 11/1/34	3,000	3,652
California State Univ. Rev.:
Series 2009 A:
5.75% 11/1/25	3,675	4,398
5.75% 11/1/28	6,525	7,712
6% 11/1/40	7,240	8,455
Series A:
5.375% 11/1/18 (Pre-Refunded to 11/1/12 @ 100)	70	71
5.5% 11/1/16 (Pre-Refunded to 11/1/12 @ 100)	80	81
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. Bonds (Southern California Edison Co. Proj.) Series 2006 B, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (c)	2,425	2,475
California Statewide Cmntys. Dev. Auth. Rev.:
(Adventist Health Sys. Proj.) Series 2007 B, 5% 3/1/37 (Assured Guaranty Corp. Insured)	5,000	5,279
(Cmnty. Hosp. Monterey Peninsula Proj.) Series 2003 B, 5.25% 6/1/23 (FSA Insured)	1,800	1,833
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.: - continued
(Cottage Health Sys. Obligated Group Proj.) Series 2010, 5.25% 11/1/30	$ 3,000	$ 3,394
(Daughters of Charity Health Sys. Proj.) Series 2005 G, 5.25% 7/1/13	1,475	1,527
(Enloe Health Sys. Proj.) Series 2008 B:
5% 8/15/16	125	139
5% 8/15/19	50	56
5.75% 8/15/38	3,000	3,255
6.25% 8/15/33	2,500	2,820
(Kaiser Permanente Health Sys. Proj.):
Series 2001 C, 5.25% 8/1/31	3,215	3,553
Series 2007 A:
4.75% 4/1/33	2,000	2,070
5% 4/1/31	4,900	5,311
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	9,000	10,007
(Sutter Health Proj.) Series 2011 A, 6% 8/15/42	3,300	3,928
(Sutter Health Systems Proj.) Series 2005 A, 5% 11/15/43 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,125	4,368
(Trinity Health Cr. Group Proj.) Series 2011 CA, 5% 12/1/41	10,000	11,116
Series 2012 A, 5% 4/1/42	2,800	3,046
5.375% 6/1/26	2,500	2,858
6% 6/1/33	3,000	3,543
Carlsbad Unified School District:
Series 2009 B:
0% 5/1/15	1,000	971
0% 5/1/16	1,365	1,298
0% 5/1/17	1,155	1,058
0% 5/1/18	1,335	1,175
0% 5/1/19	1,000	837
0% 5/1/34 (a)	5,300	4,259
0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,635
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series 2008 A:
5% 11/1/24 (AMBAC Insured)	1,000	1,131
5% 11/1/25 (AMBAC Insured)	3,820	4,304
5% 11/1/33 (AMBAC Insured)	5,000	5,459
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series B, 5.875% 2/15/34	$ 5,000	$ 5,897
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,290	3,374
Colton Joint Unified School District Series 2001 C, 5.25% 2/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200	1,288
Commerce Refuse to Energy Auth. Rev. Series 2005:
5.5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545	1,630
5.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,685	2,894
Corona-Norco Unified School District Series A:
5% 8/1/22 (FSA Insured)	1,470	1,670
5% 8/1/25 (FSA Insured)	1,435	1,605
5% 8/1/26 (FSA Insured)	2,000	2,229
5% 8/1/27 (FSA Insured)	1,785	1,981
5% 8/1/31 (FSA Insured)	5,000	5,472
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,600	5,806
Ctr. Unified School District Series 1997 C:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,652
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	1,495
Cucamonga County Wtr. District 5% 9/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,890	3,068
Cupertino California Union School District:
5% 8/1/18	1,735	2,108
5% 8/1/19	1,120	1,377
Davis Spl. Tax Rev. Series 2007:
5% 9/1/12 (AMBAC Insured)	625	625
5% 9/1/13 (AMBAC Insured)	655	670
5% 9/1/14 (AMBAC Insured)	690	719
5% 9/1/15 (AMBAC Insured)	725	764
5% 9/1/18 (AMBAC Insured)	835	884
5% 9/1/20 (AMBAC Insured)	925	960
5% 9/1/22 (AMBAC Insured)	1,020	1,055
Desert Sands Union School District Ctfs. of Prtn.:
5.75% 3/1/24 (FSA Insured)	2,000	2,260
6% 3/1/20 (FSA Insured)	1,000	1,167
Duarte Ctfs. of Prtn. Series 1999 A, 5% 4/1/13	1,830	1,835
El Dorado County Gen. Oblig. 5% 9/1/23 (b)	1,360	1,538
Elk Grove Fin. Auth. Spl. Tax Rev. 5% 9/1/17 (AMBAC Insured)	2,415	2,543
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	$ 4,025	$ 4,631
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 2002 A:
0% 10/1/24 (AMBAC Insured)	1,665	953
0% 10/1/25 (AMBAC Insured)	1,665	898
Encinitas Union School District Series 1996, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	723
Escondido Union High School District:
Series 2008 A:
0% 8/1/33 (Assured Guaranty Corp. Insured)	5,655	2,141
0% 8/1/34 (Assured Guaranty Corp. Insured)	3,500	1,233
0% 11/1/16 (Escrowed to Maturity)	3,500	3,361
Fairfield-Suisun Unified School District Series 2004, 5.5% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,189
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.) Series 2007, 5% 5/1/37 (CIFG North America Insured)	2,500	2,626
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	976
Foothill-De Anza Cmnty. College District:
Series 1999 A:
0% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,430	2,346
0% 8/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	4,495
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,425	5,094
Series 1999 B, 0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,274
Series C, 5% 8/1/36	10,000	11,654
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	24,070	23,406
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,860	5,871
5.75% 1/15/40	8,155	8,161
5.875% 1/15/27	4,000	4,153
5.875% 1/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	4,672
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.: - continued
Series 1999:
5.875% 1/15/29	$ 4,000	$ 4,125
Garden Grove Agcy. Cmnty. Dev. Tax Allocation Rev. (Garden Grove Cmnty. Proj.) 5.375% 10/1/20	2,645	2,677
Glendora Unified School District Series 2005 A, 5.25% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,119
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,535	1,583
5% 6/1/45	12,125	12,363
5% 6/1/45	2,775	2,829
Series 2007 A1:
5% 6/1/13	1,000	1,029
5% 6/1/14	2,000	2,121
5% 6/1/15	1,000	1,091
5% 6/1/45 (FSA Insured)	235	241
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750	2,254
Indio Pub. Fing. Auth. Lease Rev. Bonds Series 2007 B, 3.8%, tender 11/1/12 (c)	2,500	2,505
Irvine Reassessment District 12-1 Ltd. Oblig.:
4% 9/2/21	1,750	1,877
5% 9/2/23	1,000	1,146
5% 9/2/25	500	566
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.):
5% 8/1/21	405	506
5% 8/1/22	450	558
5% 8/1/23	485	596
5% 8/1/24	1,000	1,212
5% 8/1/26	1,370	1,638
5% 8/1/28	760	898
Lancaster Fing. Auth. Tax Allocation Rev. 5% 2/1/31 (AMBAC Insured)	3,420	2,445
Loma Linda Hosp. Rev.:
(Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38	4,400	5,177
Series 2005 A, 5% 12/1/14	4,500	4,853
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5.25% 11/15/21	3,790	4,124
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Long Beach Cmnty. College Series 2008 A, 0% 6/1/31 (FSA Insured)	$ 9,750	$ 4,098
Long Beach Hbr. Rev. Series 2010 B, 5% 5/15/22	2,735	3,324
Long Beach Unified School District:
Series 2008 A, 5.25% 8/1/33	6,725	7,662
Series A, 5.75% 8/1/33	2,800	3,286
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33	10,000	12,292
Series 2009 A, 5.5% 8/1/29	1,000	1,196
Series 2010 C, 5.25% 8/1/39	1,300	1,506
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/21 (AMBAC Insured)	2,805	2,955
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.) 0% 9/1/13 (Escrowed to Maturity)	3,380	3,358
(Disney Concert Hall Parking Garage Proj.):
5% 9/1/22	2,000	2,375
5% 3/1/23	1,600	1,897
(Disney Parking Proj.):
0% 3/1/13	6,490	6,460
0% 9/1/14 (AMBAC Insured)	3,860	3,700
0% 3/1/18	3,000	2,546
0% 3/1/19	3,200	2,590
0% 3/1/20	1,000	768
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/21 (b)	6,200	7,476
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	1,045	1,091
5.375% 9/1/17 (FSA Insured)	1,095	1,140
5.375% 9/1/18 (FSA Insured)	1,155	1,201
5.375% 9/1/19 (FSA Insured)	1,210	1,256
Los Angeles Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.) Series 1999 A, 5.5% 8/1/24 (AMBAC Insured)	3,700	3,705
Los Angeles Dept. Arpt. Rev.:
Series 2002 A, 5.25% 5/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,009
Series 2006 A:
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,000	1,127
5% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,990	4,488
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Dept. Arpt. Rev.: - continued
Series 2006 A:
5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	$ 1,410	$ 1,572
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/16 (Escrowed to Maturity)	1,395	1,399
4.75% 10/15/20 (Escrowed to Maturity)	150	150
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	2,800	3,126
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2004 C, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,577
Los Angeles Hbr. Dept. Rev. 7.6% 10/1/18 (Escrowed to Maturity)	8,875	10,621
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2008 A, 5% 9/1/22	5,500	6,134
Series 2012 C, 5% 3/1/26	3,000	3,373
Los Angeles Unified School District:
Series 2004 A1, 5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,259
Series 2007 A1, 4.5% 1/1/28	6,900	7,516
Series 2011 A1, 5% 7/1/21	10,510	12,990
Los Angeles Wastewtr. Sys. Rev.:
Series 2009 A, 5.75% 6/1/34	10,000	11,982
Series 2012 B, 5% 6/1/28	4,800	5,739
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity)	1,500	1,822
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	3,425	3,669
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A:
5% 7/1/32	500	555
5% 7/1/39	4,095	4,436
Marina Coast Wtr. District Ctfs. Prtn. Series 2006, 5% 6/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,618
Merced Union High School District Series A, 0% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	740
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,421
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	1,587
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,540
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Modesto Gen. Oblig. Ctfs. of Prtn.: - continued
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,585	$ 1,621
Modesto Irrigation District Ctfs. of Prtn.:
(Cap. Impts. Proj.) Series 2004 B, 5.5% 7/1/35	3,800	4,112
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity)	5,000	5,775
Monrovia Unified School District Series B, 0% 8/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	883
Montebello Unified School District Series 2001, 0% 6/1/26 (FSA Insured)	1,580	827
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. 5% 8/1/18 (AMBAC Insured)	3,580	4,108
Moreland School District Series 2003 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	761
Murrieta Pub. Fing. Auth. Spl. Tax:
Series 2012:
5% 9/1/23	1,650	1,848
5% 9/1/25	1,000	1,097
5% 9/1/26	1,155	1,258
Murrieta Valley Unified School District:
Series 1998 A, 0% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,480
Series 2008, 0% 9/1/32 (FSA Insured)	5,000	1,878
Natomas Unified School District Series 2007, 5.25% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,150	5,422
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	2,118
12% 8/1/17 (FSA Insured)	1,000	1,487
Newport Beach Rev.:
(Hoag Memorial Hosp. Presbyterian Proj.):
Series 2009 A, 5% 12/1/24	2,000	2,140
Series 2011 A, 6% 12/1/40	3,000	3,638
Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (c)	2,800	2,855
North City West School Facilities Fing. Auth. Spl. Tax:
Series 2005 B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,834
Series 2006 C:
5% 9/1/16 (AMBAC Insured)	1,000	1,137
5% 9/1/17 (AMBAC Insured)	2,735	3,158
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 1986 A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100)	3,850	5,350
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Northern California Transmission Auth. Rev. (Ore Trans. Proj.) Series A, 7% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,175	$ 2,271
Norwalk-Mirada Unified School District Series 2009 D, 0% 8/1/33 (FSA Insured)	5,700	2,072
Oakland Gen. Oblig.:
Series 2009 B, 6.25% 1/15/39	3,000	3,461
Series 2012, 5% 1/15/25	3,460	4,026
Oakland Joint Powers Fing. Auth. Series 2008 A1, 4.25% 1/1/13 (Assured Guaranty Corp. Insured)	3,000	3,036
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.):
Series 1993 A, 5% 9/1/21 (Escrowed to Maturity)	1,000	1,194
Series 2003, 5.5% 9/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,054
Oakland Unified School District Alameda County Series 2009 A:
6.5% 8/1/23	2,810	3,306
6.5% 8/1/24	1,220	1,432
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A:
5% 2/1/22	2,935	3,405
5% 2/1/23	5,000	5,730
Oceanside Unified School District Series A, 0% 8/1/31 (Assured Guaranty Corp. Insured)	5,000	2,036
Palmdale Elementary School District Spl. Tax (Cmnty. Facilities District #90-1 Proj.) Series 1999, 5.8% 8/1/29 (FSA Insured)	6,410	6,419
Placentia Pub. Fing. Auth. Rev.:
3.125% 9/1/12	1,585	1,585
4% 9/1/13	1,855	1,891
Placer County Union High School District Series A:
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,519
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	720
Port of Oakland Rev.:
Series 2002 L:
5.5% 11/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,030	3,049
5.5% 11/1/20 (Pre-Refunded to 11/1/12 @ 100) (d)	375	378
Series 2002 N:
5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,800	2,819
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Port of Oakland Rev.: - continued
Series 2002 N:
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	$ 5,850	$ 5,883
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,355	3,373
5% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,740	2,755
Series 2007 A:
5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	10,910	11,682
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,885	3,225
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,185	2,467
Series 2011 O, 5% 5/1/22 (d)	4,500	5,011
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	12,800	5,068
Series B:
0% 8/1/33	4,840	1,803
0% 8/1/35	9,000	2,943
0% 8/1/37	6,325	1,818
0% 8/1/38	20,710	5,633
0% 8/1/40	5,000	1,223
0% 8/1/41	5,000	1,160
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	6,685	6,434
Rancho Mirage Joint Powers Fing. Auth. Rev. (Eisenhower Med. Ctr. Proj.) Series A, 4.875% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,702
Redwood City Elementary School District Series 1997, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,825	3,553
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.):
Series 2004:
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	2,020	2,049
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	2,125	2,152
Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	3,740	3,790
Rocklin Unified School District:
Series 2002:
0% 8/1/23 (FGIC Insured)	2,610	1,675
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Rocklin Unified School District: - continued
Series 2002:
0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 6,370	$ 3,889
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,725	3,850
0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	2,914
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,500	3,344
Roseville City School District Series 2002 A:
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	974
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940	962
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,290
Sacramento City Fing. Auth. Rev. (Combined Area Projs.) Series B, 0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,735	6,942
Sacramento Muni. Util. District Elec. Rev.:
Series 2003 R:
5% 8/15/33	4,810	5,027
5% 8/15/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,115	2,192
Series 2012 Y, 5% 8/15/27	2,800	3,353
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
Series 2005 A, 5% 7/1/18 (AMBAC Insured)	2,800	2,992
Series 2005, 5% 7/1/19 (AMBAC Insured)	2,900	3,081
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	5,900	7,103
6.5% 8/1/28	2,445	3,004
San Bernardino County Ctfs. of Prtn.:
(Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	3,000	3,139
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity)	8,300	11,869
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	11,497
San Diego Pub. Facilities Fing. Auth. (Cap. Impt. Proj.) Series 2012 A, 5% 4/15/23	1,710	1,952
San Diego Cmnty. College District Series 2007, 0% 8/1/17 (FSA Insured)	3,395	3,192
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	3,300	3,750
San Diego County Ctfs. of Prtn.:
(North and East County Justice Facilities Proj.):
5% 11/15/16 (AMBAC Insured)	2,000	2,270
5% 11/15/17 (AMBAC Insured)	2,000	2,227
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego County Ctfs. of Prtn.: - continued
(North and East County Justice Facilities Proj.):
5% 11/15/18 (AMBAC Insured)	$ 2,000	$ 2,212
(The Bishop's School Proj.) Series A, 6% 9/1/34 (Pre-Refunded to 9/1/14 @ 100)	2,090	2,324
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2005:
5% 7/1/14 (AMBAC Insured) (d)	1,000	1,066
5.25% 7/1/16 (AMBAC Insured) (d)	1,400	1,576
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5.25% 5/15/39	1,500	1,700
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. 2009 B, 5.75% 8/1/35	3,455	4,069
San Diego Unified School District:
Series 2008 C:
0% 7/1/40	15,985	3,959
0% 7/1/42	10,000	2,195
Series 2008 E, 0% 7/1/47 (a)	8,700	3,302
Series C:
0% 7/1/46	13,500	2,402
0% 7/1/47	4,000	676
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series 1997 A:
5.125% 1/1/17 (AMBAC Insured) (d)	6,000	6,005
5.25% 1/1/18 (AMBAC Insured) (d)	4,515	4,519
Second Series 32F, 5.25% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	3,028
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev. (San Francisco Redev. Projs.) Series 2009 B:
6.125% 8/1/28	1,000	1,155
6.625% 8/1/39	1,000	1,165
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	3,080	3,465
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.):
5% 11/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,720	4,066
5% 11/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,645	3,973
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1993, 0% 1/1/27 (Escrowed to Maturity)	4,000	2,770
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.: - continued
Series 1997 A:
0% 1/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 11,000	$ 5,434
5.5% 1/15/28	1,060	1,060
Series A:
0% 1/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,609
0% 1/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,765	2,671
0% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	1,814
San Jose Int'l. Arpt. Rev. Series 2007 A:
5% 3/1/17 (AMBAC Insured) (d)	1,180	1,324
5% 3/1/24 (AMBAC Insured) (d)	9,690	10,289
5% 3/1/37 (AMBAC Insured) (d)	10,000	10,193
San Jose Unified School District Santa Clara County Series 2002 B, 5% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,750	1,898
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	2,800	3,346
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity)	1,990	1,941
San Marcos Unified School District Series A, 5% 8/1/38	5,000	5,549
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,635
San Mateo County Joint Powers Fing. Auth. (Cap. Projects) Series 2009 A, 5.25% 7/15/24	5,280	6,211
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,337
0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490	906
0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	863
Sanger Unified School District 5.6% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,432
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.):
Series 2007 B, 5.125% 2/1/41 (AMBAC Insured)	2,000	2,095
Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	8,000	8,755
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Santa Clara Elec. Rev. Series 2011 A, 6% 7/1/31	$ 3,000	$ 3,615
Santa Rosa Wastewtr. Rev. Series 2002 B:
0% 9/1/20 (AMBAC Insured)	4,030	2,981
0% 9/1/22 (AMBAC Insured)	2,900	1,915
0% 9/1/25 (AMBAC Insured)	6,800	3,845
Shasta Joint Powers Fing. Auth. Lease Rev. (County Administration Bldg. Proj.) Series A, 5% 4/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,015	5,047
Shasta Union High School District:
Series 2002, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	547
Series 2003, 0% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,340	1,607
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/26 (FSA Insured)	11,845	12,968
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. (Southern Transmission Proj.) Series 2008 B, 6% 7/1/25	5,450	6,536
Southwestern Cmnty. College District Gen. Oblig. Series 2000, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,495	1,316
Sulphur Springs Union School District Series A, 0% 9/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750	2,750
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	16,900	18,695
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	3,000	3,080
Torrance Gen. Oblig. Rev. (Torrance Memorial Med. Ctr. Proj.) Series A, 5% 9/1/40	5,000	5,328
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,355
6% 6/1/22	1,100	1,104
Torrance Unified School District Series 2008 Z, 6% 8/1/33	5,000	5,895
Tracy Operating Partnership Joint Powers Auth. Rev. 6.375% 10/1/38 (Assured Guaranty Corp. Insured)	5,000	5,762
Turlock Irrigation District Rev. Series 2011, 5.5% 1/1/41	10,000	11,394
Ukiah Unified School District 0% 8/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,040	2,878
Union Elementary School District Series A:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	873
0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,995	2,258
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Univ. of California Regents Med. Ctr. Pool Rev. Series 2010 G:
4% 5/15/19	$ 1,305	$ 1,489
4% 5/15/20	615	699
5% 5/15/19	2,830	3,406
Univ. of California Revs.:
(Ltd. Proj.):
Series 2005 B, 5% 5/15/33 (Pre-Refunded to 5/15/13 @ 101)	1,000	1,043
Series 2007 D, 5% 5/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,250	4,849
(UCLA Med. Ctr. Proj.) Series A:
5.5% 5/15/21 (AMBAC Insured)	785	794
5.5% 5/15/24 (AMBAC Insured)	370	374
Series 2009 O, 5.75% 5/15/34	9,900	11,723
Series C, 4.75% 5/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,150	3,250
Val Verde Unified School District Ctfs. of Prtn.:
5% 1/1/35 (FGIC Insured)	2,090	2,096
5.25% 1/1/17 (Pre-Refunded to 1/1/15 @ 100)	1,000	1,110
5.25% 1/1/18 (Pre-Refunded to 1/1/15 @ 100)	1,380	1,532
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	7,700	8,905
Victor Elementary School District Series A, 0% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,375	2,245
Vista Gen. Oblig. Ctfs. of Prtn. 5% 5/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,120	2,301
Vista Unified School District Series A:
5.375% 8/1/15 (FSA Insured)	130	130
5.375% 8/1/16 (FSA Insured)	100	100
Walnut Valley Unified School District Series D:
0% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875	1,249
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,715	1,095
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	501
5.25% 8/1/16 (Pre-Refunded to 8/1/13 @ 100)	1,000	1,045
Washington Township Health Care District Rev.:
Series 2009 A:
6% 7/1/29	3,000	3,453
6.25% 7/1/39	7,000	8,021
Series 2010 A, 5.5% 7/1/38	3,100	3,381
Series A:
5% 7/1/23	1,460	1,587
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Washington Township Health Care District Rev.: - continued
Series A:
5% 7/1/25	$ 1,665	$ 1,783
West Contra Costa Unified School District:
(Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,500	1,701
Series 2012, 5% 8/1/32	8,265	9,221
Western Riverside County Trust & Wastewtr. Fin. Auth.:
5.5% 9/1/34 (Assured Guaranty Corp. Insured)	1,750	1,953
5.625% 9/1/39 (Assured Guaranty Corp. Insured)	2,250	2,493
Yuba City Unified School District Series A, 0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090	1,411
		1,815,424
Guam - 0.2%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2008:
5.375% 10/1/14	1,000	1,047
5.875% 10/1/18	1,565	1,751
		2,798
Puerto Rico - 0.7%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2006 A, 3.203% 7/1/21 (FGIC Insured) (c)	4,600	4,278
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (c)	7,000	7,774
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,500	1,974
		14,026
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth.:
Series 2009 A1, 5% 10/1/29	1,500	1,625
Series 2009 B, 5% 10/1/25	1,500	1,644
Series A, 5.25% 10/1/15	1,255	1,337
		4,606
TOTAL MUNICIPAL BONDS (Cost $1,691,581)		1,836,854
Municipal Notes - 1.0%
	Principal Amount (000s)	Value (000s)
California - 1.0%
California Gen. Oblig. RAN 2.5% 5/30/13 (Cost $19,305)	$ 19,000	$ 19,313
TOTAL INVESTMENT PORTFOLIO - 96.5% (Cost $1,710,886)		1,856,167
NET OTHER ASSETS (LIABILITIES) - 3.5%		66,456
NET ASSETS - 100%		$ 1,922,623
Security Type Abbreviations
RAN	-	REVENUE ANTICIPATION NOTE
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	49.2%
Health Care	12.8%
Transportation	9.2%
Education	5.3%
Special Tax	5.2%
Escrowed/Pre-Refunded	5.1%
Others* (Individually Less Than 5%)	13.2%
100.0%
* Includes cash equivalents and net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,710,886)		$ 1,856,167
Cash		65,000
Receivable for fund shares sold		925
Interest receivable		19,151
Other receivables		25
Total assets		1,941,268

Liabilities
Payable for investments purchased Regular delivery	$ 1,117
Delayed delivery	13,751
Payable for fund shares redeemed	595
Distributions payable	1,962
Accrued management fee	582
Distribution and service plan fees payable	33
Other affiliated payables	570
Other payables and accrued expenses	35
Total liabilities		18,645

Net Assets		$ 1,922,623
Net Assets consist of:
Paid in capital		$ 1,799,865
Undistributed net investment income		1,631
Accumulated undistributed net realized gain (loss) on investments		(24,154)
Net unrealized appreciation (depreciation) on investments		145,281
Net Assets		$ 1,922,623

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($54,973 ÷ 4,262.14 shares)	$ 12.90

Maximum offering price per share (100/96.00 of $12.90)	$ 13.44
Class T: Net Asset Value and redemption price per share ($5,208 ÷ 402.86 shares)	$ 12.93

Maximum offering price per share (100/96.00 of $12.93)	$ 13.47
Class B: Net Asset Value and offering price per share ($1,436 ÷ 111.41 shares)A	$ 12.89

Class C: Net Asset Value and offering price per share ($23,620 ÷ 1,834.24 shares)A	$ 12.88

California Municipal Income: Net Asset Value, offering price and redemption price per share ($1,802,831 ÷ 139,961.82 shares)	$ 12.88

Institutional Class: Net Asset Value, offering price and redemption price per share ($34,555 ÷ 2,677.31 shares)	$ 12.91

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended August 31, 2012 (Unaudited)

Investment Income
Interest		$ 39,938

Expenses
Management fee	$ 3,410
Transfer agent fees	683
Distribution and service plan fees	197
Accounting fees and expenses	171
Custodian fees and expenses	11
Independent trustees' compensation	3
Registration fees	77
Audit	25
Legal	6
Miscellaneous	10
Total expenses before reductions	4,593
Expense reductions	(33)	4,560
Net investment income (loss)		35,378
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,264
Change in net unrealized appreciation (depreciation) on investment securities		28,088
Net gain (loss)		29,352
Net increase (decrease) in net assets resulting from operations		$ 64,730

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 35,378	$ 68,544
Net realized gain (loss)	1,264	1,321
Change in net unrealized appreciation (depreciation)	28,088	143,858
Net increase (decrease) in net assets resulting from operations	64,730	213,723
Distributions to shareholders from net investment income	(34,606)	(68,520)
Distributions to shareholders from net realized gain	(145)	-
Total distributions	(34,751)	(68,520)
Share transactions - net increase (decrease)	36,912	170,835
Redemption fees	4	11
Total increase (decrease) in net assets	66,895	316,049

Net Assets
Beginning of period	1,855,728	1,539,679
End of period (including undistributed net investment income of $1,631 and undistributed net investment income of $859, respectively)	$ 1,922,623	$ 1,855,728

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 G	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.69	$ 11.64	$ 11.89	$ 11.40	$ 11.63	$ 12.41
Income from Investment Operations
Net investment income (loss) E	.224	.464	.470	.472	.459	.457
Net realized and unrealized gain (loss)	.205	1.049	(.252)	.486	(.224)	(.711)
Total from investment operations	.429	1.513	.218	.958	.235	(.254)
Distributions from net investment income	(.218)	(.463)	(.467)	(.468)	(.461)	(.457)
Distributions from net realized gain	(.001)	-	(.001)	- H	(.004)	(.069)
Total distributions	(.219)	(.463)	(.468)	(.468)	(.465)	(.526)
Redemption fees added to paid in capital E, H	-	-	-	-	-	-
Net asset value, end of period	$ 12.90	$ 12.69	$ 11.64	$ 11.89	$ 11.40	$ 11.63
Total Return B, C, D	3.41%	13.26%	1.79%	8.57%	2.04%	(2.15)%
Ratios to Average Net Assets F
Expenses before reductions	.77% A	.76%	.75%	.77%	.75%	.73%
Expenses net of fee waivers, if any	.77% A	.76%	.75%	.77%	.75%	.73%
Expenses net of all reductions	.76% A	.76%	.74%	.77%	.74%	.70%
Net investment income (loss)	3.48% A	3.82%	3.93%	4.05%	3.98%	3.76%
Supplemental Data
Net assets, end of period (in millions)	$ 55	$ 53	$ 40	$ 44	$ 34	$ 20
Portfolio turnover rate	9% A	9%	8%	15%	26%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 G	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.72	$ 11.67	$ 11.91	$ 11.42	$ 11.65	$ 12.43
Income from Investment Operations
Net investment income (loss) E	.224	.463	.473	.477	.464	.458
Net realized and unrealized gain (loss)	.205	1.049	(.245)	.486	(.227)	(.712)
Total from investment operations	.429	1.512	.228	.963	.237	(.254)
Distributions from net investment income	(.218)	(.462)	(.467)	(.473)	(.463)	(.457)
Distributions from net realized gain	(.001)	-	(.001)	- H	(.004)	(.069)
Total distributions	(.219)	(.462)	(.468)	(.473)	(.467)	(.526)
Redemption fees added to paid in capital E, H	-	-	-	-	-	-
Net asset value, end of period	$ 12.93	$ 12.72	$ 11.67	$ 11.91	$ 11.42	$ 11.65
Total Return B, C, D	3.40%	13.21%	1.87%	8.59%	2.05%	(2.15)%
Ratios to Average Net Assets F
Expenses before reductions	.77% A	.78%	.75%	.73%	.73%	.74%
Expenses net of fee waivers, if any	.77% A	.78%	.75%	.73%	.73%	.74%
Expenses net of all reductions	.77% A	.78%	.75%	.73%	.72%	.70%
Net investment income (loss)	3.48% A	3.81%	3.93%	4.09%	4.00%	3.75%
Supplemental Data
Net assets, end of period (in millions)	$ 5	$ 5	$ 4	$ 6	$ 7	$ 5
Portfolio turnover rate	9% A	9%	8%	15%	26%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 G	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.68	$ 11.63	$ 11.88	$ 11.39	$ 11.62	$ 12.40
Income from Investment Operations
Net investment income (loss) E	.185	.388	.395	.397	.387	.376
Net realized and unrealized gain (loss)	.206	1.051	(.253)	.488	(.228)	(.712)
Total from investment operations	.391	1.439	.142	.885	.159	(.336)
Distributions from net investment income	(.180)	(.389)	(.391)	(.395)	(.385)	(.375)
Distributions from net realized gain	(.001)	-	(.001)	- H	(.004)	(.069)
Total distributions	(.181)	(.389)	(.392)	(.395)	(.389)	(.444)
Redemption fees added to paid in capital E, H	-	-	-	-	-	-
Net asset value, end of period	$ 12.89	$ 12.68	$ 11.63	$ 11.88	$ 11.39	$ 11.62
Total Return B, C, D	3.10%	12.58%	1.15%	7.90%	1.38%	(2.81)%
Ratios to Average Net Assets F
Expenses before reductions	1.37% A	1.38%	1.38%	1.40%	1.41%	1.41%
Expenses net of fee waivers, if any	1.37% A	1.38%	1.38%	1.40%	1.41%	1.41%
Expenses net of all reductions	1.37% A	1.38%	1.38%	1.40%	1.40%	1.37%
Net investment income (loss)	2.88% A	3.21%	3.29%	3.42%	3.33%	3.08%
Supplemental Data
Net assets, end of period (in millions)	$ 1	$ 2	$ 2	$ 3	$ 4	$ 5
Portfolio turnover rate	9% A	9%	8%	15%	26%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 G	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.67	$ 11.62	$ 11.87	$ 11.38	$ 11.61	$ 12.40
Income from Investment Operations
Net investment income (loss) E	.175	.369	.378	.384	.374	.364
Net realized and unrealized gain (loss)	.206	1.051	(.252)	.488	(.225)	(.721)
Total from investment operations	.381	1.420	.126	.872	.149	(.357)
Distributions from net investment income	(.170)	(.370)	(.376)	(.382)	(.375)	(.364)
Distributions from net realized gain	(.001)	-	(.001)	- H	(.004)	(.069)
Total distributions	(.171)	(.370)	(.376) I	(.382)	(.379)	(.433)
Redemption fees added to paid in capital E, H	-	-	-	-	-	-
Net asset value, end of period	$ 12.88	$ 12.67	$ 11.62	$ 11.87	$ 11.38	$ 11.61
Total Return B, C, D	3.03%	12.42%	1.02%	7.78%	1.29%	(2.98)%
Ratios to Average Net Assets F
Expenses before reductions	1.53% A	1.53%	1.51%	1.51%	1.49%	1.50%
Expenses net of fee waivers, if any	1.53% A	1.53%	1.51%	1.51%	1.49%	1.50%
Expenses net of all reductions	1.52% A	1.53%	1.51%	1.51%	1.48%	1.47%
Net investment income (loss)	2.72% A	3.05%	3.16%	3.30%	3.24%	2.99%
Supplemental Data
Net assets, end of period (in millions)	$ 24	$ 23	$ 17	$ 19	$ 12	$ 8
Portfolio turnover rate	9% A	9%	8%	15%	26%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

I Total distributions of $.376 per share is comprised of distributions from net investment income of $.3757 and distributions from net realized gain of $.0007 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - California Municipal Income

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 F	2011	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.67	$ 11.63	$ 11.88	$ 11.38	$ 11.61	$ 12.40
Income from Investment Operations
Net investment income (loss) D	.243	.499	.504	.506	.495	.491
Net realized and unrealized gain (loss)	.206	1.040	(.252)	.497	(.227)	(.722)
Total from investment operations	.449	1.539	.252	1.003	.268	(.231)
Distributions from net investment income	(.238)	(.499)	(.501)	(.503)	(.494)	(.490)
Distributions from net realized gain	(.001)	-	(.001)	- G	(.004)	(.069)
Total distributions	(.239)	(.499)	(.502)	(.503)	(.498)	(.559)
Redemption fees added to paid in capital D, G	-	-	-	-	-	-
Net asset value, end of period	$ 12.88	$ 12.67	$ 11.63	$ 11.88	$ 11.38	$ 11.61
Total Return B, C	3.58%	13.52%	2.08%	9.00%	2.33%	(1.97)%
Ratios to Average Net Assets E
Expenses before reductions	.46% A	.46%	.46%	.47%	.47%	.46%
Expenses net of fee waivers, if any	.46% A	.46%	.46%	.47%	.47%	.46%
Expenses net of all reductions	.46% A	.46%	.46%	.47%	.46%	.43%
Net investment income (loss)	3.79% A	4.12%	4.21%	4.34%	4.27%	4.03%
Supplemental Data
Net assets, end of period (in millions)	$ 1,803	$ 1,741	$ 1,456	$ 1,560	$ 1,427	$ 1,543
Portfolio turnover rate	9% A	9%	8%	15%	26%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 F	2011	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.70	$ 11.65	$ 11.90	$ 11.40	$ 11.63	$ 12.42
Income from Investment Operations
Net investment income (loss) D	.239	.492	.500	.503	.491	.486
Net realized and unrealized gain (loss)	.205	1.049	(.255)	.496	(.226)	(.722)
Total from investment operations	.444	1.541	.245	.999	.265	(.236)
Distributions from net investment income	(.233)	(.491)	(.495)	(.499)	(.491)	(.485)
Distributions from net realized gain	(.001)	-	(.001)	- G	(.004)	(.069)
Total distributions	(.234)	(.491)	(.495) H	(.499)	(.495)	(.554)
Redemption fees added to paid in capital D, G	-	-	-	-	-	-
Net asset value, end of period	$ 12.91	$ 12.70	$ 11.65	$ 11.90	$ 11.40	$ 11.63
Total Return B, C	3.53%	13.51%	2.02%	8.94%	2.30%	(2.00)%
Ratios to Average Net Assets E
Expenses before reductions	.54% A	.53%	.51%	.51%	.49%	.50%
Expenses net of fee waivers, if any	.54% A	.53%	.51%	.51%	.49%	.50%
Expenses net of all reductions	.54% A	.53%	.51%	.51%	.48%	.47%
Net investment income (loss)	3.71% A	4.05%	4.16%	4.31%	4.24%	3.99%
Supplemental Data
Net assets, end of period (in millions)	$ 35	$ 33	$ 21	$ 62	$ 19	$ 11
Portfolio turnover rate	9% A	9%	8%	15%	26%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Amount represents less than $.001 per share.

H Total distributions of $.495 per share is comprised of distributions from net investment income of $.4945 and distributions from net realized gain of $.0007 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® California Municipal Income Fund (the Fund) is a fund of Fidelity California Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, California Municipal Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund may be affected by economic and political developments in the state of California.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards, losses deferred due to futures transactions and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 149,116
Gross unrealized depreciation	(2,291)
Net unrealized appreciation (depreciation) on securities and other investments	$ 146,825

Tax cost	$ 1,709,342

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

unlimited period and such capital losses are required to be used prior to any losses that expire. At February 29, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (21,050)
2018	(1,880)
Total with expiration	(22,930)
No expiration
Short-term	(686)
Total no expiration	(686)
Total capital loss carryforward	$ (23,616)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 0.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $151,104 and $84,073, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 66	$ 8
Class T	-%	.25%	7	-
Class B	.65%	.25%	7	5
Class C	.75%	.25%	117	26
			$ 197	$ 39

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, ..75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 9
Class T	1
Class B*	1
Class C*	3
$ 14

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund's Class A, Class T, Class B, Class C, California Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 33.12
Class T	3.13
Class B	1.08
Class C	17.14
California Municipal Income	604.07
Institutional Class	25.15
	$ 683

* Annualized

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $11 and $22, respectively.

Semiannual Report

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2012	Year ended February 29, 2012
From net investment income
Class A	$ 897	$ 1,685
Class T	90	170
Class B	22	57
Class C	314	588
California Municipal Income	32,662	64,936
Institutional Class	621	1,084
Total	$ 34,606	$ 68,520
From net realized gain
Class A	$ 4	$ -
Class T	-*	-
Class B	-**	-
Class C	2	-
California Municipal Income	136	-
Institutional Class	3	-
Total	$ 145	$ -

* Amount represents four hundred nineteen dollars

** Amount represents one hundred twenty-nine dollars

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2012	Year ended February 29, 2012	Six months ended August 31, 2012	Year ended February 29, 2012
Class A
Shares sold	608	1,492	$ 7,766	$ 18,169
Reinvestment of distributions	50	98	635	1,193
Shares redeemed	(538)	(858)	(6,836)	(10,352)
Net increase (decrease)	120	732	$ 1,565	$ 9,010
Class T
Shares sold	33	134	$ 409	$ 1,641
Reinvestment of distributions	6	12	80	145
Shares redeemed	(57)	(66)	(726)	(800)
Net increase (decrease)	(18)	80	$ (237)	$ 986

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Share Transactions - continued

	Shares		Dollars
	Six months ended August 31, 2012	Year ended February 29, 2012	Six months ended August 31, 2012	Year ended February 29, 2012
Class B
Shares sold	-*	11	$ 3	$ 118
Reinvestment of distributions	1	2	12	26
Shares redeemed	(23)	(44)	(287)	(522)
Net increase (decrease)	(22)	(31)	$ (272)	$ (378)
Class C
Shares sold	224	479	$ 2,849	$ 5,860
Reinvestment of distributions	16	30	199	359
Shares redeemed	(217)	(188)	(2,765)	(2,259)
Net increase (decrease)	23	321	$ 283	$ 3,960
California Municipal Income
Shares sold	11,365	24,652	$ 144,850	$ 298,179
Reinvestment of distributions	1,702	3,519	21,718	42,616
Shares redeemed	(10,433)	(16,049)	(132,420)	(192,817)
Net increase (decrease)	2,634	12,122	$ 34,148	$ 147,978
Institutional Class
Shares sold	458	1,322	$ 5,842	$ 16,026
Reinvestment of distributions	27	51	343	622
Shares redeemed	(373)	(605)	(4,760)	(7,369)
Net increase (decrease)	112	768	$ 1,425	$ 9,279

* Amount represents two hundred seventy-eight shares

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

CFL-USAN-1012
1.790942.109

Fidelity®

California Short-Intermediate Tax-Free Bond Fund

Semiannual Report

August 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 to August 31, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 to August 31, 2012
Actual	.35%	$ 1,000.00	$ 1,007.70	$ 1.77
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,023.44	$ 1.79

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Sectors as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	41.4	34.1
Health Care	11.0	11.3
Electric Utilities	9.2	9.5
Special Tax	8.3	8.3
Water & Sewer	8.0	8.7
Weighted Average Maturity as of August 31, 2012
		6 months ago
Years	3.6	3.3

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2012
6 months ago
Years	3.0	2.8

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of August 31, 2012	As of February 29, 2012
AAA 4.7%	AAA 10.0%
AA,A 77.0%	AA,A 74.7%
BBB 7.3%	BBB 6.1%
BB and Below 0.4%	BB and Below 0.2%
Not Rated 3.0%	Not Rated 0.3%
Short-Term Investments and Net Other Assets 7.6%	Short-Term Investments and Net Other Assets 8.7%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 86.7%
	Principal Amount	Value
California - 85.4%
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Hamlin School Proj.) Series 2007, 4.375% 8/1/13	$ 220,000	$ 225,106
(Sharp HealthCare Proj.):
Series 2011 A:
5% 8/1/17	5,065,000	5,850,582
5% 8/1/18	2,645,000	3,083,065
Series 2012 A:
4% 8/1/21	1,000,000	1,096,440
5% 8/1/19	1,200,000	1,399,848
Alameda County Wtr. District Rev.:
2.5% 6/1/14	1,885,000	1,956,083
2.5% 6/1/15	895,000	932,617
2.5% 6/1/16	1,070,000	1,131,942
3% 6/1/15	525,000	554,143
3% 6/1/16	525,000	565,010
Alameda Unified School District Gen. Oblig. Series 2002, 5.5% 7/1/13 (FSA Insured)	125,000	130,369
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B:
6.25% 8/1/16 (Assured Guaranty Corp. Insured)	370,000	442,909
6.25% 8/1/17 (Assured Guaranty Corp. Insured)	395,000	486,518
6.25% 8/1/19 (Assured Guaranty Corp. Insured)	440,000	566,883
California Dept. of Trans. Rev. Series 2004 A, 5% 2/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,555,000	5,662,545
California Dept. of Wtr. Resources:
(Central Valley Proj.) Series AM, 5% 12/1/18 (a)	2,500,000	2,988,475
Series AI, 5% 12/1/17	12,720,000	15,497,794
Series J2, 7% 12/1/12	2,600,000	2,641,886
Series J3, 7% 12/1/12 (Escrowed to Maturity)	70,000	71,119
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2010 L, 5% 5/1/21	5,000,000	6,134,950
Series 2011 N, 5% 5/1/19	5,000,000	6,153,800
California Dept. of Wtr. Resources Wtr. Rev. Series W, 5.5% 12/1/13 (FSA Insured)	110,000	117,108
California Econ. Recovery:
Bonds Series B, 5%, tender 7/1/14 (b)	4,760,000	5,121,332
Series 2004 A:
5% 7/1/15	1,815,000	1,964,810
5.25% 7/1/14	2,050,000	2,232,409
Series 2009 A:
5% 7/1/15	2,615,000	2,830,842
5% 7/1/19	7,300,000	8,992,724
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Econ. Recovery: - continued
5% 7/1/22	$ 5,000,000	$ 5,751,650
5.25% 7/1/13 (Escrowed to Maturity)	4,395,000	4,576,250
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,605,000	4,793,759
5.25% 7/1/14	4,080,000	4,443,038
5.25% 7/1/14 (Escrowed to Maturity)	3,525,000	3,841,369
Series 2009 B, 5% 7/1/20	3,115,000	3,805,596
Series A, 5% 7/1/18	1,905,000	2,326,272
California Edl. Facilities Auth. Rev.:
(College & Univ. Fing. Prog.) Series 2007, 5% 2/1/13	1,265,000	1,278,118
(Loyola Marymount Univ. Proj.) Series 2010 A, 4% 10/1/13	500,000	518,530
(Santa Clara Univ. Proj.) Series 2008:
5% 4/1/15	500,000	557,505
5% 4/1/16	400,000	460,680
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010:
3% 9/1/15	450,000	475,592
4% 9/1/18	255,000	289,336
5% 9/1/16	300,000	345,255
5% 9/1/17	400,000	470,384
California Gen. Oblig.:
4% 8/1/13	500,000	516,250
4% 11/1/13	1,750,000	1,821,558
4% 11/1/14	1,265,000	1,357,978
5% 10/1/12	2,000,000	2,006,440
5% 2/1/13	2,205,000	2,246,123
5% 2/1/13	175,000	178,264
5% 6/1/13	1,000,000	1,033,920
5% 10/1/13 (Pre-Refunded to 10/1/12 @ 100)	50,000	50,166
5% 11/1/13	870,000	915,562
5% 3/1/14	3,675,000	3,918,395
5% 3/1/16	2,500,000	2,858,425
5% 9/1/21	6,080,000	7,416,870
5.25% 10/1/12	110,000	110,374
5.25% 10/1/13	185,000	194,524
5.25% 2/1/14 (FSA Insured)	270,000	282,015
5.25% 2/1/15 (Pre-Refunded to 8/1/13 @ 100)	40,000	41,817
5.25% 2/1/16 (Pre-Refunded to 2/1/13 @ 100)	1,000,000	1,020,570
5.25% 9/1/22	12,390,000	15,546,476
6.25% 9/1/12	155,000	155,000
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Health Facilities Fing. Auth. Rev.:
(Adventist Health Sys. West Proj.) Series 2009 C:
5% 3/1/13	$ 1,700,000	$ 1,735,241
5% 3/1/14	2,000,000	2,126,300
(Catholic Healthcare West Proj.) Series 2008 H, 5.125% 7/1/22	685,000	744,163
(Cedars-Sinai Med. Ctr. Proj.) Series 2005, 5% 11/15/14	50,000	54,691
(Children's Hosp. of Orange County Proj.):
Series 2012 A:
3% 11/15/16	1,000,000	1,041,230
4% 11/15/17	1,000,000	1,087,320
Series 2012 A,. 5% 11/15/21	1,450,000	1,650,158
(Providence Health & Svcs. Proj.) Series 2008 C, 5.25% 10/1/13	750,000	789,360
(Scripps Health Sys. Proj.) Series 2008 A, 5% 10/1/15	1,000,000	1,125,790
(Scripps Memorial Hosp. Proj.) Series A, 5% 10/1/16	500,000	580,210
(Sutter Health Proj.):
Series 2008 A:
5% 8/15/15	1,440,000	1,618,171
5.5% 8/15/16	1,000,000	1,175,190
Series 2011 B, 4% 8/15/17	1,000,000	1,136,010
Bonds:
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (b)	275,000	294,533
Series 2009 F, 5%, tender 7/1/14 (b)	2,800,000	2,998,772
(Children's Hosp. of Orange County Proj.) Series 2012 A, 1.97%, tender 7/1/17 (b)	3,000,000	3,001,170
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (b)	2,800,000	3,024,784
Series 2011 A:
4% 2/1/13	500,000	505,095
4% 2/1/14	1,000,000	1,029,620
5% 3/1/19	5,010,000	5,765,358
5.25% 2/1/15	1,000,000	1,082,480
Series 2011 D:
5% 8/15/19	1,500,000	1,789,215
5% 8/15/20	1,460,000	1,744,627
Series 2011:
5% 8/15/19	2,000,000	2,392,780
5% 8/15/20	2,000,000	2,401,140
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Infrastructure & Econ. Dev. Bank Rev.:
(Bay Area Toll Bridges Seismic Retrofit Prog.) Series 2003 A, 5.25% 7/1/20 (Pre-Refunded to 7/1/13 @ 100)	$ 5,300,000	$ 5,520,798
(Clean Wtr. State Revolving Fund Proj.) Series 2002, 5% 10/1/15	1,660,000	1,665,428
(Worker's Compensation Relief Proj.) Series 2004 A, 5.25% 10/1/13 (AMBAC Insured)	45,000	47,352
California Muni. Fin. Auth. Ctfs. of Prtn. (Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009:
5% 2/1/13	1,160,000	1,176,785
5% 2/1/14	1,220,000	1,274,168
5% 2/1/15	1,615,000	1,724,933
California Muni. Fin. Auth. Rev.:
(Eisenhower Med. Ctr. Proj.) Series 2010 A:
5% 7/1/16	1,530,000	1,709,301
5% 7/1/18	1,645,000	1,862,584
5% 7/1/20	875,000	987,026
(Loma Linda Univ. Proj.) Series 2007:
4.5% 4/1/13	365,000	373,099
5% 4/1/14	200,000	213,432
California Muni. Fin. Auth. Solid Waste Disp. Rev.:
(Waste Mgmt., Inc. Proj.) Series 2004, 3% 9/1/14	3,000,000	3,139,500
Bonds (Waste Mgmt., Inc. Proj.) Series 2009 A, 2.375%, tender 2/1/13 (b)	3,000,000	3,018,690
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,000,000	6,549,420
California Pub. Works Board Lease Rev.:
(California Substance Abuse Treatment Facility and State Prison at Corcoran II Proj.) Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	2,985,000	3,359,528
(Coalinga State Hosp. Proj.) Series 2004 A, 5.25% 6/1/14	70,000	75,384
(Dept. of Corrections & Rehab. Proj.):
Series 2005 J, 5% 1/1/14 (AMBAC Insured)	3,080,000	3,247,306
Series 2006 F, 5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550,000	1,777,711
Series 2007 F:
4% 11/1/12	110,000	110,598
4% 11/1/13	165,000	171,258
(Dept. of Corrections Proj.) Series B, 5.25% 1/1/13	40,000	40,586
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Pub. Works Board Lease Rev.: - continued
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	$ 725,000	$ 775,431
(Dept. of Corrections, Monterey County State Prison Proj.):
Series 2003 C:
5.5% 6/1/14	100,000	105,436
5.5% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	52,718
Series 2004 D, 5% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	150,000	162,294
(Dept. of Corrections, Various State Prisons Proj.) Series 1993 A, 5.25% 12/1/13 (AMBAC Insured)	2,125,000	2,184,585
(Dept. of Food & Agric. Proj.) Series 2007 H, 4% 11/1/13	335,000	347,707
(Dept. of Forestry & Fire Protection Proj.) Series 2007 E, 5% 11/1/13	935,000	982,517
(Judicial Council Proj.) Series 2007 G, 3.7% 11/1/12	110,000	110,548
(Monterey Bay Campus Library Proj.) Series 2009 D:
4% 4/1/15	660,000	703,844
5% 4/1/14	1,270,000	1,350,137
(Univ. of California Research Proj.) Series 2005 L, 5% 11/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490,000	1,571,056
(Various California State Univ. Projs.):
Series 2006 A, 5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,085,320
Series A, 5.5% 6/1/14	80,000	84,646
(Various Cap. Projs.):
Series 2009 G1, 5.25% 10/1/17	2,900,000	3,396,451
Series 2010 A, 5% 3/1/15	2,960,000	3,237,737
Series 2011 A, 5% 10/1/21	4,230,000	5,011,662
Series 2012 A, 5% 4/1/20	1,800,000	2,115,342
(Various Judicial Council Projects) Series 2011 D, 5% 12/1/19	2,700,000	3,191,211
Series 2008 F, 5.25% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,622,290
Series 2009 A, 5% 4/1/19	1,000,000	1,166,390
Series 2009 J, 5% 11/1/17	2,700,000	3,136,293
California State Univ. Rev. Series 2009 A:
5% 11/1/15	1,000,000	1,137,880
5% 11/1/16	1,485,000	1,743,895
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. Bonds (Southern California Edison Co. Proj.):
Series 2006 A, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (b)	$ 1,000,000	$ 1,020,620
Series 2006 B, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (b)	2,000,000	2,041,240
California Statewide Cmntys. Dev. Auth. Rev.:
(Cottage Health Sys. Obligated Group Proj.) Series 2010:
5% 11/1/16	500,000	564,590
5% 11/1/18	500,000	578,270
(Enloe Health Sys. Proj.):
Series 2008 A, 5.5% 8/15/14	1,435,000	1,532,437
Series 2008 B, 5% 8/15/15	60,000	64,973
(John Muir Health Proj.):
Series 2006 A, 5% 8/15/18	3,250,000	3,666,455
Series 2009 A, 5% 7/1/15	1,900,000	2,097,315
(St. Joseph Health Sys. Proj.) Series 2007 F, 5% 7/1/14 (FSA Insured)	935,000	992,110
(State of California Proposition 1A Receivables Prog.) Series 2009:
4% 6/15/13	2,520,000	2,591,316
5% 6/15/13	46,560,000	48,237,540
Bonds (Kaiser Permanente Health Sys. Proj.) Series 2001 B, 3.9%, tender 7/1/14 (b)	6,250,000	6,609,750
4% 6/1/14	600,000	625,914
4% 6/1/15	325,000	344,178
California Statewide Cmntys. Dev. Auth. Wtr. & Wastewtr. Rev. Series 2004 A:
5% 10/1/13 (Escrowed to Maturity)	15,000	15,767
5% 10/1/13 (FSA Insured)	40,000	42,046
Calleguas-Las Virgenes Pub. Fing. Auth. Sanitation Sys. Rev. (Las Virgenes Muni. Wtr. District Proj.) Series 2009:
4% 11/1/13	400,000	414,844
4% 11/1/14	300,000	318,060
5% 11/1/15	1,000,000	1,119,190
Carlsbad Unified School District Series 2009 B, 0% 5/1/14	400,000	394,300
Central Contra Costa San. District Wastewtr. Rev. Ctfs. of Prtn. Series B:
4% 9/1/14	2,390,000	2,533,089
4% 9/1/16	1,125,000	1,253,295
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5% 7/1/16	$ 1,150,000	$ 1,286,114
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series 2010 A, 4% 8/1/16	3,730,000	4,161,785
Commerce Refuse to Energy Auth. Rev. Series 2005:
5.5% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,790,000	1,841,946
5.5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,055,200
Cupertino California Union School District:
4% 8/1/13	1,410,000	1,458,166
4% 8/1/14	735,000	785,539
4% 8/1/16	1,825,000	2,063,984
Desert Sands Union School District Ctfs. of Prtn. 5.25% 3/1/14	500,000	533,035
East Bay Reg'l. Park District:
Series 2008 A, 3% 9/1/16	1,000,000	1,096,880
Series 2008, 4% 9/1/13	5,000,000	5,181,500
East Side Union High School District Santa Clara County Series B, 5.1% 2/1/19 (MBIA Insured)	500,000	584,520
Eastern Muni. Wtr. Ds Wtr. Rev. Series 2011 A, 5% 7/1/18	1,085,000	1,307,935
El Dorado County Gen. Oblig.:
5% 9/1/20 (a)	545,000	626,483
5% 9/1/22 (a)	1,295,000	1,485,741
Fontana Unified School District Gen. Oblig. 5.25% 5/1/13 (Assured Guaranty Corp. Insured)	380,000	392,411
Fremont Union High School District, Santa Clara Series 1998 C, 5% 9/1/18 (Pre-Refunded to 9/1/12 @ 100)	85,000	85,000
Fullerton School District:
4% 8/1/16	525,000	589,208
4% 8/1/17	600,000	682,824
5% 8/1/18	500,000	601,315
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100)	2,685,000	2,814,068
Series 2003 B:
5% 6/1/38 (Pre-Refunded to 6/1/13 @ 100)	775,000	802,288
5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100)	205,000	212,218
5.5% 6/1/33 (Pre-Refunded to 6/1/13 @ 100)	7,470,000	7,760,508
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100)	3,290,000	3,417,948
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.: - continued
Series B:
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100)	$ 1,000,000	$ 1,038,890
5.625% 6/1/33 (Pre-Refunded to 6/1/13 @ 100)	175,000	181,967
Indio Pub. Fing. Auth. Lease Rev. Bonds Series 2007 B, 3.8%, tender 11/1/12 (b)	500,000	501,055
Irvine Reassessment District 12-1 Ltd. Oblig.:
4% 9/2/19	2,000,000	2,175,220
4% 9/2/20	1,000,000	1,078,680
Kern Cmnty. College District Gen. Oblig. Series A, 4.75% 11/1/26 (Pre-Refunded to 11/1/13 @ 100)	170,000	178,881
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.):
3% 8/1/14	100,000	104,982
4% 8/1/15	125,000	137,974
4% 8/1/16	100,000	113,427
4% 8/1/17	175,000	202,419
5% 8/1/19	250,000	313,128
Lodi Elec. Sys. Rev. Ctfs. of Prtn. Series A, 5% 7/1/16 (Assured Guaranty Corp. Insured)	2,390,000	2,706,006
Loma Linda Hosp. Rev. Series 2005 A, 5% 12/1/14	1,860,000	2,006,010
Long Beach Hbr. Rev. Series 2010 B:
5% 5/15/14	1,060,000	1,141,927
5% 5/15/15	1,000,000	1,120,440
Long Beach Wtr. Rev. Series 2010 A, 3% 5/1/17	1,550,000	1,668,575
Los Alamitos Unified School District 0% 9/1/16	2,000,000	1,862,120
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.) 0% 9/1/12 (Escrowed to Maturity)	100,000	100,000
(Disney Concert Hall Parking Garage Proj.):
5% 9/1/20	500,000	591,970
5% 3/1/21	500,000	590,435
5% 9/1/21	1,270,000	1,500,569
5% 3/1/22	1,000,000	1,183,990
(Disney Parking Proj.) 0% 3/1/14	20,000	19,406
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
(Proposition C Proj.) First Tier Sr. Series 2003 A, 5% 7/1/13 (FSA Insured)	285,000	296,121
Series 2009 A, 5% 7/1/14	5,000,000	5,422,250
Series 2013 A, 5% 7/1/18 (a)	3,000,000	3,535,620
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Series 2010 A, 5% 8/1/16	$ 5,000,000	$ 5,652,800
Los Angeles County Pub. Works Fing. Auth. Rev. (Reg'l. Park & Open Space District Proj.) Series 2005 A:
5% 10/1/12 (FSA Insured)	105,000	105,345
5% 10/1/14 (FSA Insured)	25,000	27,324
Los Angeles Dept. Arpt. Rev. Series 2003 B, 5% 5/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	165,000	177,987
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2003 A1, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,113,520
Series 2011 A, 5% 7/1/19	5,000,000	6,196,100
Los Angeles Gen. Oblig.:
Series 2002 A, 5.25% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	185,000	194,085
Series 2003 A, 5% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	20,933
Series 2009 A, 4% 9/1/15	2,085,000	2,299,067
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2010 D:
5% 11/1/14	3,295,000	3,581,599
5% 11/1/15	1,880,000	2,108,420
Series 2012 C, 5% 3/1/21	5,055,000	5,856,723
Los Angeles Solid Waste Resources Rev. Series 2009 A, 5% 2/1/14	1,160,000	1,235,586
Los Angeles Unified School District:
(Election of 1997 Proj.) Series 2003 F:
4.5% 7/1/13	3,000,000	3,104,790
5% 7/1/14 (Pre-Refunded to 7/1/13 @ 100)	25,000	25,980
(Election of 2002 Proj.) Series 2003 A, 5% 7/1/13	25,000	25,976
Series 1997 A, 6% 7/1/14	3,055,000	3,366,579
Series 1997 F, 5% 7/1/21 (FSA Insured) (Pre-Refunded to 7/1/13 @ 100)	3,000,000	3,117,570
Series 2002:
5.75% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,025,000	4,417,277
5.75% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475,000	1,754,616
Series 2003 A, 5% 7/1/21 (Pre-Refunded to 7/1/13 @ 100)	4,500,000	4,676,355
Series 2004 I, 5% 7/1/16	3,180,000	3,687,910
Series 2009 KRY, 5% 7/1/15	5,000,000	5,612,600
Series 2011 A2, 5% 7/1/21	5,250,000	6,488,843
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Los Angeles Unified School District Ctfs. of Prtn. (Multiple Properties Proj.) Series 2010 A, 5% 12/1/17	$ 1,045,000	$ 1,214,196
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5% 6/1/15	5,000,000	5,619,400
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series 2008 L:
4% 7/1/13 (FSA Insured)	175,000	180,133
5% 7/1/14 (FSA Insured)	2,000,000	2,145,360
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A:
4% 7/1/13	50,000	51,492
4% 7/1/15	100,000	106,875
4% 7/1/17	85,000	93,883
Marin County Gen. Oblig. Ctfs. of Prtn.:
3% 8/1/15	1,870,000	1,968,474
3% 8/1/16	1,925,000	2,065,102
3% 8/1/17	1,735,000	1,850,777
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Series 2003 A, 5% 7/1/13	35,000	36,375
Modesto Irrigation District Elec. Rev. Series 2011 A, 5% 7/1/18	2,000,000	2,391,120
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. (Refing. Proj.) Series 2009, 5% 8/1/15 (FSA Insured)	2,000,000	2,213,120
Monterey Peninsula Cmnty. College District Series A, 4.75% 8/1/27 (Pre-Refunded to 8/1/13 @ 100)	15,000	15,614
Mount Diablo Unified School District:
Series 2004, 5% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,830,000	1,897,253
Series 2011, 4% 2/1/17	525,000	589,533
Murrieta Pub. Fing. Auth. Spl. Tax Series 2012, 5% 9/1/19	1,090,000	1,243,428
Newport Beach Rev. Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 D, 5%, tender 2/7/13 (b)	750,000	764,603
Newport Mesa Unified School District Series 2010:
4% 8/1/16	625,000	703,750
4% 8/1/17	500,000	569,530
North Orange County Cmnty. College District Rev.:
5% 8/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	60,000	65,323
5% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35,000	39,729
Northern California Pwr. Agcy. Cap. Facilities Rev. Series 2010 A:
3% 8/1/15	1,705,000	1,778,844
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Northern California Pwr. Agcy. Cap. Facilities Rev. Series 2010 A: - continued
4% 8/1/16	$ 1,335,000	$ 1,462,105
Northern California Pwr. Agcy. Rev.:
(Geothermal #3 Proj.) Series 2009 A, 5% 7/1/16	1,940,000	2,244,289
(Hydroelectric #1 Proj.) Series 2010 A:
5% 7/1/16	1,000,000	1,156,850
5% 7/1/17	2,750,000	3,246,375
(Lodi Energy Ctr. Proj.) Series 2010 A, 5% 6/1/15	2,295,000	2,560,623
Oakland Joint Powers Fing. Auth. Series 2008 A1:
4.25% 1/1/13 (Assured Guaranty Corp. Insured)	1,000,000	1,012,080
5% 1/1/13 (Assured Guaranty Corp. Insured)	1,320,000	1,339,100
Oakland Unified School District Alameda County Series 2007, 5% 8/1/17 (FGIC Insured)	625,000	696,663
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A, 5% 2/1/22	3,300,000	3,828,363
Ohlone Cmnty. College District Series 2010:
4% 8/1/15	300,000	329,946
4% 8/1/17	450,000	516,524
4% 8/1/18	200,000	231,942
Orange County Wtr. District Rev. Ctfs. of Prtn. Series 2009 A:
3% 8/15/13	110,000	112,738
4% 8/15/15	50,000	54,934
Padre Dam Muni. Wtr. District Ctfs. of Prtn. Series 2009 A:
3% 10/1/13	215,000	219,655
3.5% 10/1/14	150,000	158,105
4% 10/1/15	100,000	109,205
4% 10/1/16	100,000	111,594
4% 10/1/17	420,000	473,697
Palm Springs Fing. Auth. Lease (Downtown Revitalization Proj.) Series 2012 B:
2% 6/1/13	1,135,000	1,146,225
4% 6/1/18	1,345,000	1,470,959
4% 6/1/20	1,560,000	1,672,507
Palm Springs Unified School District Series 2011, 4% 8/1/17	2,560,000	2,895,053
Pasadena Area Cmnty. College District Gen. Oblig. Series 2009 D:
4% 8/1/14	285,000	302,855
4% 8/1/15	250,000	272,683
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Pasadena Area Cmnty. College District Gen. Oblig. Series 2009 D: - continued
5% 8/1/17	$ 470,000	$ 555,521
5% 8/1/18	505,000	607,010
Pasadena Unified School District Gen. Oblig. Series 2009 A1:
4% 8/1/14	300,000	320,511
5% 8/1/15	1,000,000	1,127,660
Pleasanton Unified School District Gen. Oblig. Series 2004 B, 5% 8/1/14 (FSA Insured)	60,000	64,618
Port of Oakland Rev. Series M, 5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	85,000	85,602
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (b)	5,385,000	5,182,686
Rancho Mirage Joint Powers Fing. Auth. Rev. (Eisenhower Med. Ctr. Proj.) Series A, 5% 7/1/14	1,205,000	1,288,049
Rancho Santiago Cmnty. College District 5% 9/1/16 (FSA Insured)	45,000	50,980
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A, 5% 6/1/19	3,655,000	4,260,012
Riverside County Palm Desert (County Facilities Proj.) Series 2008 A, 6% 5/1/22	2,760,000	3,179,713
Sacramento Area Flood Cont. Agcy. Series 2008, 4% 10/1/14 (Berkshire Hathaway Assurance Corp. Insured)	1,000,000	1,070,250
Sacramento City Fing. Auth. Lease Rev.:
Series 1993 B, 5.4% 11/1/20	2,855,000	3,269,089
Series A, 5.4% 11/1/20 (AMBAC Insured)	1,250,000	1,431,288
Sacramento City Fing. Auth. Rev. (Solid Waste, Redev. and Master Lease Prog. Facilities Proj.) Series 2005, 5% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	40,000	43,426
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009:
5% 7/1/13	625,000	647,494
5% 7/1/14	550,000	587,906
5% 7/1/16	1,275,000	1,446,628
Sacramento County (Pub. Facilities Proj.) 5% 2/1/16	3,000,000	3,256,410
Sacramento Muni. Util. District Elec. Rev. Series 2011 X:
5% 8/15/19	1,465,000	1,769,617
5% 8/15/20	5,500,000	6,705,985
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
Series 2005 A, 5% 7/1/18 (AMBAC Insured)	$ 2,800,000	$ 2,991,688
Series 2005, 5% 7/1/19 (AMBAC Insured)	2,900,000	3,080,612
San Bernardino Cmnty. College District Series A:
5% 8/1/16	215,000	247,299
5% 8/1/17	150,000	176,199
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.):
Series 2009 A, 5% 8/1/15	5,000,000	5,333,300
Series 2009 B, 5.25% 8/1/19	3,285,000	3,632,586
San Diego Cmnty. College District Series 2007, 0% 8/1/16 (FSA Insured)	3,900,000	3,740,919
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/19	3,000,000	3,499,890
San Diego County Calif Wtr. Auth. Series 2011 S1, 5% 7/1/16	5,000,000	5,823,650
San Diego County Wtr. Auth. Wtr. Rev. Series A, 5.25% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	51,593
San Diego Unified School District (Election of 1998 Proj.):
Series 2003 E:
5.25% 7/1/20 (FSA Insured) (Pre-Refunded to 7/1/13 @ 101)	2,000,000	2,097,500
5.25% 7/1/22 (FSA Insured) (Pre-Refunded to 7/1/13 @ 101)	1,695,000	1,777,631
Series 2004 F, 5% 7/1/16 (FSA Insured)	75,000	81,334
San Francisco Bldg. Auth. Lease Rev. (Dept. Gen. Svcs. Lease Proj.) Series A, 5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,000	15,278
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2010 D, 5% 5/1/17 (FSA Insured)	5,000,000	5,847,350
San Francisco City & County Gen. Oblig. (San Francisco Gen. Hosp. Impt. Proj.) Series 2010 A, 5% 6/15/16	11,110,000	12,936,373
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev.:
(San Francisco Redev. Projs.) Series 2009 B:
4% 8/1/13	905,000	920,774
5% 8/1/16	1,095,000	1,188,097
Series 2007 B, 5% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,640,000	3,969,202
San Francisco Pub. Utils. Commission Wtr. Rev.:
Series 2002 B, 5% 11/1/13 (Pre-Refunded to 11/1/12 @ 100)	650,000	654,791
Series 2010 D, 5% 11/1/16	4,445,000	5,274,126
Municipal Bonds - continued
	Principal Amount	Value
California - continued
San Mateo Unified School District 5% 9/1/15 (FSA Insured)	$ 25,000	$ 27,226
San Ramon Valley Union School District Series 2012, 4% 8/1/20	3,620,000	4,250,749
Santa Clara County Fing. Auth. Lease Rev.:
(VMC Rfdg. Proj.) Series 1997 A, 6% 11/15/12 (AMBAC Insured)	240,000	242,590
Series 2010 N:
5% 5/15/15	1,000,000	1,110,480
5% 5/15/16	1,000,000	1,142,650
Santa Maria Joint Union High School District Gen. Oblig. Series A, 5.375% 8/1/14 (Escrowed to Maturity)	20,000	21,924
Santa Monica Calif Pub. Fin. Rev. Series 2011 A:
4% 6/1/19	880,000	1,020,439
4% 6/1/20	770,000	897,859
Santa Monica Cmnty. College District Gen. Oblig. Series 2010 A:
5% 8/1/14	430,000	468,145
5% 8/1/15	250,000	281,528
Saugus Union School District Series B, 5% 8/1/14 (FSA Insured)	55,000	59,212
Semitropic Impt. District Wtr. Storage Rev. Series 2009 A:
2.5% 12/1/13	300,000	305,511
3% 12/1/14	250,000	262,620
5% 12/1/15	300,000	339,345
South Placer Wastewtr. Auth. Rev. Series C, 4% 11/1/15	1,135,000	1,241,145
Southern California Pub. Pwr. Auth. Rev.:
(Multiple Projs.):
6.75% 7/1/13	65,000	68,323
6.75% 7/1/13 (FSA Insured)	1,800,000	1,895,868
(San Juan Unit 3 Proj.) Series A, 5.5% 1/1/14 (FSA Insured)	200,000	213,656
Southwestern Cmnty. College District Gen. Oblig.:
Series 2004, 5% 8/1/15 (Pre-Refunded to 8/1/14 @ 100)	45,000	49,010
Series B, 5.25% 8/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	27,301
Sweetwater Union High School District Pub. Fing. Auth. Spl. Tax Rev. Series A, 5% 9/1/14 (FSA Insured)	20,000	21,142
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Torrance Unified School District:
Series 2008 Y, 5.375% 8/1/22	$ 1,250,000	$ 1,506,400
Series 2008 Z:
5.25% 8/1/18	1,000,000	1,214,850
5.375% 8/1/22	1,750,000	2,108,960
Turlock Irrigation District Rev. Series 2010 A, 5% 1/1/14	1,230,000	1,294,145
Univ. of California Regents Med. Ctr. Pool Rev. Series 2010 G, 5% 5/15/17	900,000	1,060,506
Univ. of California Revs.:
(Ltd. Proj.) Series 2010 E, 4% 5/15/17	1,150,000	1,320,258
Series 2009 O:
5% 5/15/17	950,000	1,135,298
5% 5/15/17 (Escrowed to Maturity)	50,000	59,957
Series 2010 S, 5% 5/15/16	1,785,000	2,075,580
Upland Gen. Oblig. Ctfs. of Prtn.:
5% 1/1/16	1,000,000	1,099,240
5% 1/1/17	2,115,000	2,359,536
5% 1/1/18	2,220,000	2,493,571
Washington Township Health Care District Gen. Oblig. Series 2009 A, 6.5% 8/1/14	1,600,000	1,765,424
Washington Township Health Care District Rev.:
Series 2009 A:
4.5% 7/1/13	250,000	256,475
5% 7/1/14	300,000	318,378
5% 7/1/15	520,000	565,682
5% 7/1/16	200,000	222,030
Series 2010 A, 5% 7/1/17	1,000,000	1,120,530
West Contra Costa Unified School District:
5% 8/1/18 (FSA Insured)	1,500,000	1,747,530
5% 8/1/19 (FSA Insured)	1,500,000	1,764,435
Western Riverside County Trust & Wastewtr. Fin. Auth.:
4% 9/1/14 (Assured Guaranty Corp. Insured)	500,000	524,870
5% 9/1/13 (Assured Guaranty Corp. Insured)	500,000	519,475
Whisman School District Gen. Oblig. Series A, 0% 8/1/14 (Escrowed to Maturity)	40,000	39,322
		682,191,823
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - 0.5%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2012 A, 5% 7/1/19	$ 3,000,000	$ 3,266,970
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/12	1,000,000	1,009,970
		4,276,940
Virgin Islands - 0.8%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A:
5% 10/1/14	640,000	678,726
5% 10/1/15	600,000	645,888
(Sr. Lien/Working Cap. Proj.) Series 2010 A, 5% 10/1/16	1,000,000	1,105,940
Series 2009 A, 6% 10/1/14	1,250,000	1,329,850
Series 2009 B, 5% 10/1/16	2,000,000	2,211,880
		5,972,284
TOTAL MUNICIPAL BONDS (Cost $663,679,797)		692,441,047
Municipal Notes - 5.7%

California - 5.7%
Baldwin Park Unified School District Gen. Oblig. BAN Series 2009, 0% 8/1/14	1,500,000	1,463,745
California Cmnty. College Fin. Auth. Trans. TRAN Series 2012 C, 2.5% 6/28/13	8,000,000	8,084,480
California Gen. Oblig. RAN 2.5% 5/30/13	10,000,000	10,164,600
Univ. of California Revs. Participating VRDN Series Putters 4040, 0.19% 9/4/12 (Liquidity Facility JPMorgan Chase & Co.) (b)(c)	25,825,000	25,825,000
TOTAL MUNICIPAL NOTES (Cost $45,435,032)		45,537,825
TOTAL INVESTMENT PORTFOLIO - 92.4% (Cost $709,114,829)		737,978,872
NET OTHER ASSETS (LIABILITIES) - 7.6%		60,493,746
NET ASSETS - 100%		$ 798,472,618
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
RAN	-	REVENUE ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Provides evidence of ownership in one or more underlying municipal bonds.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	41.4%
Health Care	11.0%
Electric Utilities	9.2%
Special Tax	8.3%
Water & Sewer	8.0%
Escrowed/Pre-Refunded	5.5%
Others (Individually Less Than 5%)	9.0%
Net Other Assets	7.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $709,114,829)		$ 737,978,872
Cash		63,423,889
Receivable for fund shares sold		772,163
Interest receivable		6,665,621
Receivable from investment adviser for expense reductions		80,702
Other receivables		30,180
Total assets		808,951,427

Liabilities
Payable for investments purchased Regular delivery	$ 27,984
Delayed delivery	8,579,774
Payable for fund shares redeemed	1,045,160
Distributions payable	283,360
Accrued management fee	243,197
Other affiliated payables	268,360
Other payables and accrued expenses	30,974
Total liabilities		10,478,809

Net Assets		$ 798,472,618
Net Assets consist of:
Paid in capital		$ 769,314,834
Undistributed net investment income		105,088
Accumulated undistributed net realized gain (loss) on investments		188,653
Net unrealized appreciation (depreciation) on investments		28,864,043
Net Assets, for 73,764,866 shares outstanding		$ 798,472,618
Net Asset Value, offering price and redemption price per share ($798,472,618 ÷ 73,764,866 shares)		$ 10.82

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended August 31, 2012 (Unaudited)

Investment Income
Interest		$ 9,879,370

Expenses
Management fee	$ 1,442,891
Transfer agent fees	315,839
Accounting fees and expenses	87,334
Custodian fees and expenses	4,584
Independent trustees' compensation	1,333
Registration fees	11,699
Audit	27,037
Legal	2,433
Miscellaneous	3,804
Total expenses before reductions	1,896,954
Expense reductions	(542,596)	1,354,358
Net investment income (loss)		8,525,012
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		308,266
Change in net unrealized appreciation (depreciation) on investment securities		(2,271,426)
Net gain (loss)		(1,963,160)
Net increase (decrease) in net assets resulting from operations		$ 6,561,852

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,525,012	$ 16,060,802
Net realized gain (loss)	308,266	810,706
Change in net unrealized appreciation (depreciation)	(2,271,426)	20,496,255
Net increase (decrease) in net assets resulting from operations	6,561,852	37,367,763
Distributions to shareholders from net investment income	(8,171,165)	(16,312,884)
Distributions to shareholders from net realized gain	(72,239)	(1,107,582)
Total distributions	(8,243,404)	(17,420,466)
Share transactions Proceeds from sales of shares	136,811,999	294,781,505
Reinvestment of distributions	6,614,637	14,174,902
Cost of shares redeemed	(129,960,399)	(169,911,466)
Net increase (decrease) in net assets resulting from share transactions	13,466,237	139,044,941
Redemption fees	2,991	3,912
Total increase (decrease) in net assets	11,787,676	158,996,150

Net Assets
Beginning of period	786,684,942	627,688,792
End of period (including undistributed net investment income of $105,088 and distributions in excess of net investment income of $248,759, respectively)	$ 798,472,618	$ 786,684,942
Other Information Shares
Sold	12,645,737	27,521,628
Issued in reinvestment of distributions	611,318	1,324,256
Redeemed	(12,016,094)	(15,889,843)
Net increase (decrease)	1,240,961	12,956,041

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 F	2011	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.85	$ 10.54	$ 10.64	$ 10.35	$ 10.09	$ 10.08
Income from Investment Operations
Net investment income (loss) D	.117	.247	.249	.263	.295	.335
Net realized and unrealized gain (loss)	(.034)	.331	(.092)	.308	.263	.017
Total from investment operations	.083	.578	.157	.571	.558	.352
Distributions from net investment income	(.112)	(.251)	(.249)	(.266)	(.299)	(.336)
Distributions from net realized gain	(.001)	(.017)	(.008)	(.015)	-	(.007)
Total distributions	(.113)	(.268)	(.257)	(.281)	(.299)	(.343)
Redemption fees added to paid in capital D	- G	- G	- G	- G	.001	.001
Net asset value, end of period	$ 10.82	$ 10.85	$ 10.54	$ 10.64	$ 10.35	$ 10.09
Total Return B, C	.77%	5.55%	1.48%	5.58%	5.62%	3.55%
Ratios to Average Net Assets E
Expenses before reductions	.48% A	.48%	.48%	.50%	.49%	.52%
Expenses net of fee waivers, if any	.35% A	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.34% A	.35%	.34%	.35%	.31%	.27%
Net investment income (loss)	2.14% A	2.31%	2.34%	2.51%	2.90%	3.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 798,473	$ 786,685	$ 627,689	$ 625,453	$ 355,044	$ 147,546
Portfolio turnover rate	21% A	12%	22%	19%	18%	13%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F For the year ended February 29.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2012 (Unaudited)

1. Organization.

Fidelity® California Short-Intermediate Tax-Free Bond Fund (the Fund) is a non-diversified fund of Fidelity California Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of California.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 29,037,507
Gross unrealized depreciation	(122,784)
Net unrealized appreciation (depreciation) on securities and other investments	$ 28,914,723

Tax cost	$ 709,064,149

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $73,769,882 and $92,166,241, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer agency, dividend disbursing and shareholder servicing functions. The Fund pays account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annualized rate of .08% of average net assets.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which

Semiannual Report

6. Committed Line of Credit - continued

amounted to $1,109 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR voluntarily agreed to reimburse the Fund to the extent annual operating expenses exceeded .35% of average net assets. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $503,248.

In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody, transfer agent and accounting expenses by $4,584, $34,748 and $16, respectively.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments
Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions

and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

CSI-USAN-1012
1.817079.106

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

California Municipal Income

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

August 31, 2012

(Fidelity Cover Art)

Class A, Class T, Class B, and Class C are classes of Fidelity® California Municipal Income Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 to August 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 to August 31, 2012
Class A	.77%
Actual		$ 1,000.00	$ 1,034.10	$ 3.95
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.92
Class T	.77%
Actual		$ 1,000.00	$ 1,034.00	$ 3.95
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.92
Class B	1.37%
Actual		$ 1,000.00	$ 1,031.00	$ 7.01
HypotheticalA		$ 1,000.00	$ 1,018.30	$ 6.97
Class C	1.53%
Actual		$ 1,000.00	$ 1,030.30	$ 7.83
HypotheticalA		$ 1,000.00	$ 1,017.49	$ 7.78
California Municipal Income	.46%
Actual		$ 1,000.00	$ 1,035.80	$ 2.36
HypotheticalA		$ 1,000.00	$ 1,022.89	$ 2.35
Institutional Class	.54%
Actual		$ 1,000.00	$ 1,035.30	$ 2.77
HypotheticalA		$ 1,000.00	$ 1,022.48	$ 2.75

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Sectors as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	49.2	46.2
Health Care	12.8	12.9
Transportation	9.2	9.4
Education	5.3	5.6
Special Tax	5.2	4.4
Weighted Average Maturity as of August 31, 2012
		6 months ago
Years	6.1	5.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2012
6 months ago
Years	7.0	6.9

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of August 31, 2012	As of February 29, 2012
AAA 2.8%	AAA 1.7%
AA,A 77.5%	AA,A 77.5%
BBB 12.5%	BBB 12.2%
BB and Below 0.9%	BB and Below 0.3%
Not Rated 1.8%	Not Rated 2.0%
Short-Term Investments and Net Other Assets 4.5%	Short-Term Investments and Net Other Assets 6.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.5%
	Principal Amount (000s)	Value (000s)
California - 94.4%
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Hamlin School Proj.) Series 2007:
4.625% 8/1/16	$ 380	$ 409
5% 8/1/18	330	353
5% 8/1/19	555	588
(Sharp HealthCare Proj.):
Series 2009 B, 6.25% 8/1/39	3,000	3,546
Series 2012 A:
5% 8/1/24	1,000	1,146
5% 8/1/25	1,245	1,416
5% 8/1/27	300	337
5% 8/1/28	400	447
ABC Unified School District Series 1997 C:
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,720	1,089
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,760	1,418
Alameda Corridor Trans. Auth. Rev. Series 1999 A, 5.25% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,575	7,581
Alameda County Ctfs. of Prtn.:
(Santa Rita Jail Proj.) Series 2007 A:
5% 12/1/18 (AMBAC Insured)	2,645	2,976
5% 12/1/20 (AMBAC Insured)	2,810	3,106
Series 1989, 0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,310	1,848
Alhambra Unified School District Series 2004 A, 5% 8/1/25 (Pre-Refunded to 8/1/15 @ 100)	1,880	2,130
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series 1997 A, 6% 9/1/24	1,000	1,242
Series 1997 C:
0% 9/1/19 (FSA Insured)	1,285	1,018
0% 9/1/22 (FSA Insured)	5,150	3,464
Anaheim Pub. Fing. Auth. Rev. Series 2007 A, 4.5% 10/1/32	10,000	10,544
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B, 5.75% 8/1/24 (Assured Guaranty Corp. Insured)	1,000	1,219
Auburn Union School District Ctfs. of Prtn. (2008 Refing. Proj.) 5% 6/1/38 (Assured Guaranty Corp. Insured)	5,615	5,861
Banning Unified School District Gen. Oblig. Series 2006 A, 5% 8/1/31 (Berkshire Hathaway Assurance Corp. Insured)	5,190	5,702
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Bay Area Infrastructure Fing. Auth. 5% 8/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,030	$ 5,405
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	5,500	6,309
Beverly Hills Fin. Auth. Rev. (2007 Rfdg. Proj.) Series A:
5% 6/1/24	3,235	3,968
5% 6/1/25	4,355	5,316
5% 6/1/27	2,755	3,320
5% 6/1/28	3,045	3,653
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2005 B:
5.25% 7/1/14 (AMBAC Insured) (d)	2,035	2,176
5.25% 7/1/16 (AMBAC Insured) (d)	1,255	1,381
5.25% 7/1/17 (AMBAC Insured) (d)	1,370	1,500
Burbank Unified School District:
Series 1997 B, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,835	2,846
Series 1997 C, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,865	4,504
Cabrillo Unified School District Series A:
0% 8/1/17 (AMBAC Insured)	1,000	864
0% 8/1/18 (AMBAC Insured)	2,000	1,654
California Dept. of Wtr. Resources:
(Central Valley Proj.) Series AM, 5% 12/1/21 (b)	4,000	4,911
Series AI, 5% 12/1/25	2,700	3,375
Series J1, 7% 12/1/12	730	742
California Econ. Recovery Series 2009 A:
5% 7/1/19	1,725	2,125
5% 7/1/22	3,800	4,371
5.25% 7/1/14	695	757
5.25% 7/1/21	9,910	12,173
California Edl. Facilities Auth. Rev.:
(Claremont Graduate Univ. Proj.) Series 2008 A:
6% 3/1/33	1,000	1,124
6% 3/1/38	1,000	1,110
(College & Univ. Fing. Prog.) Series 2007:
5% 2/1/16	1,600	1,693
5% 2/1/17	1,000	1,057
(Loyola Marymount Univ. Proj.):
Series 2001 A, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,280	2,073
Series 2010 A, 5% 10/1/25	5,860	6,657
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Auth. Rev.: - continued
(Pomona College Proj.) Series 2005 A, 0% 7/1/38	$ 3,155	$ 965
(Santa Clara Univ. Proj.) Series 1999, 5.25% 9/1/26 (AMBAC Insured)	7,910	10,366
(Univ. of Southern California Proj.) Series 2007 A, 4.75% 10/1/37	6,000	6,552
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010:
4% 9/1/20	860	966
4% 9/1/21	1,000	1,109
4% 9/1/22	740	815
4% 9/1/23	1,080	1,181
4% 9/1/24	1,125	1,225
5% 9/1/19	400	482
5% 9/1/39	5,000	5,448
California Gen. Oblig.:
Series 1992, 6.25% 9/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	655	655
Series 2005, 5.5% 6/1/28	115	115
Series 2007:
5.625% 5/1/20	150	151
5.625% 5/1/26	215	216
5.75% 5/1/30	160	160
4.5% 8/1/30	3,250	3,398
5% 3/1/15	2,130	2,358
5% 3/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,718
5% 9/1/17	750	850
5% 3/1/19	3,000	3,539
5% 8/1/22	1,500	1,713
5% 10/1/22	1,355	1,585
5% 11/1/22	1,600	1,865
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	3,263
5% 12/1/22	3,500	4,088
5% 2/1/23	1,095	1,159
5% 2/1/23	25,000	30,278
5% 2/1/26	720	722
5% 3/1/26	2,800	3,065
5% 6/1/26	2,600	2,823
5% 2/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,440	1,449
5% 2/1/31 (Pre-Refunded to 2/1/13 @ 100)	1,360	1,386
5% 6/1/31	2,000	2,147
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,000	$ 2,100
5% 10/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,001
5.125% 11/1/24	2,800	2,953
5.125% 2/1/26	2,800	2,936
5.25% 2/1/14	120	125
5.25% 2/1/14 (Pre-Refunded to 8/1/13 @ 100)	3,925	4,103
5.25% 10/1/14	140	144
5.25% 10/1/17	105	108
5.25% 11/1/18	2,235	2,365
5.25% 11/1/18 (Pre-Refunded to 11/1/13 @ 100)	765	809
5.25% 2/1/20	215	225
5.25% 2/1/20 (Pre-Refunded to 8/1/13 @ 100)	6,590	6,889
5.25% 2/1/22	1,620	1,693
5.25% 2/1/22 (Pre-Refunded to 8/1/13 @ 100)	400	418
5.25% 9/1/23	7,200	8,856
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,490	5,587
5.25% 4/1/27	5	5
5.25% 2/1/28	2,785	2,892
5.25% 2/1/29	5,000	5,083
5.25% 4/1/29	5	5
5.25% 11/1/29	2,000	2,095
5.25% 4/1/30	35	35
5.25% 2/1/33 (Pre-Refunded to 2/1/13 @ 100)	8,150	8,318
5.25% 12/1/33	105	110
5.25% 4/1/35	3,500	4,016
5.25% 3/1/38	11,375	12,396
5.5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100	100
5.5% 4/1/28	5	5
5.5% 8/1/29	7,790	8,918
5.5% 4/1/30	25	26
5.5% 11/1/33	29,440	30,780
5.5% 11/1/34	2,535	2,947
5.5% 11/1/39	1,810	2,082
6% 4/1/18	1,570	1,956
6% 3/1/33	20,050	24,706
6% 4/1/38	1,190	1,412
6.5% 4/1/33	11,650	14,625
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 H, 5.125% 7/1/22	$ 2,050	$ 2,227
Series 2008 L, 5.125% 7/1/22	2,255	2,450
Series 2009 E, 5.625% 7/1/25	11,000	12,732
(Cedars-Sinai Med. Ctr. Proj.):
Series 2005, 5% 11/15/14	1,485	1,624
Series 2009, 5% 8/15/39	5,000	5,414
(Children's Hosp. of Orange County Proj.):
Series 2009 A, 5% 11/1/12	2,345	2,358
Series 2012 A:
5% 11/15/22	2,500	2,835
5% 11/15/23	2,000	2,241
5% 11/15/24	3,000	3,342
5% 11/15/34	3,150	3,354
(Cottage Health Sys. Proj.) Series 2003 B, 5.25% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,260	1,299
(Providence Health and Svcs. Proj.):
Series 2009 B, 5.5% 10/1/39	2,000	2,246
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	90	120
6.5% 10/1/38	4,910	5,988
(Scripps Health Proj.) Series 2010 A, 5% 11/15/36	3,000	3,302
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	4,600	5,628
(Sutter Health Proj.) Series 2008 A, 5% 8/15/15	4,500	5,057
Bonds (Catholic Healthcare West Proj.) Series 2004 I, 4.95%, tender 7/1/14 (c)	5,000	5,355
Series 2008 A3, 5.5% 11/15/40	3,090	3,617
Series 2011 A, 5% 3/1/20	3,250	3,749
Series 2011 D:
5% 8/15/22	900	1,060
5% 8/15/23	700	831
5% 8/15/24	1,250	1,454
5% 8/15/25	2,000	2,315
California Infrastructure & Econ. Dev. Bank Rev.:
(California Science Ctr. Phase II Proj.) Series 2006 B, 5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,058
(Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
5% 12/1/27	1,080	1,154
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Infrastructure & Econ. Dev. Bank Rev.: - continued
(Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
5% 12/1/32	$ 1,000	$ 1,061
5% 12/1/42	3,000	3,116
Series 2005, 5% 10/1/33	7,235	7,505
California Muni. Fin. Auth. Ctfs. of Prtn. (Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009, 5.5% 2/1/39	5,000	5,270
California Muni. Fin. Auth. Rev.:
(Eisenhower Med. Ctr. Proj.) Series 2010 A:
5% 7/1/19	300	341
5% 7/1/20	500	564
5.125% 7/1/23	1,150	1,270
5.75% 7/1/40	5,000	5,428
(Loma Linda Univ. Proj.) Series 2007, 5% 4/1/22	1,090	1,178
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,250	4,639
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.):
Series 2001 A, 5.125%, tender 5/1/14 (c)(d)	9,000	9,608
Series 2003 A, 5%, tender 5/1/13 (c)(d)	3,000	3,081
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A:
5% 6/1/13	2,600	2,682
5% 6/1/14	2,000	2,146
5.25% 6/1/24	5,400	5,792
5.25% 6/1/25	5,000	5,309
5.25% 6/1/30	4,000	4,177
(California Cmnty. College Projs.) Series 1998 A, 5.25% 12/1/16	4,400	4,415
(California State Univ. Proj.):
Series 2006 A, 5% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,700	2,924
Series 2006 G:
5% 11/1/20	1,825	1,982
5% 11/1/21	2,020	2,200
(California Substance Abuse Treatment Facility and State Prison at Corcoran II Proj.) Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	4,520	5,087
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series 2002 A, 5.25% 12/1/18	5,000	5,055
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Coalinga State Hosp. Proj.) Series 2004 A:
5.5% 6/1/15	$ 1,000	$ 1,074
5.5% 6/1/17	9,980	10,704
(Dept. of Corrections & Rehab. Proj.):
Series 2006 F:
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,455	2,744
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,294
Series 2011 C:
5% 10/1/27	9,530	10,656
5.25% 10/1/24	4,170	4,878
5.25% 10/1/25	2,875	3,316
5.75% 10/1/31	4,000	4,681
(Dept. of Corrections State Prison Proj.) Series 1993 E:
5.5% 6/1/15 (FSA Insured)	1,260	1,353
5.5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	630	674
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	5,545	5,931
(Dept. of Corrections, Monterey County State Prison Proj.) Series 2003 C, 5.5% 6/1/15 (Pre-Refunded to 12/1/13 @ 100)	6,100	6,493
(Dept. of Corrections, Susanville State Prison Proj.) Series 1993 D, 5.25% 6/1/15 (FSA Insured)	4,210	4,506
(Dept. of Gen. Svcs. Butterfield Proj.) Series 2005 A, 5% 6/1/23	2,900	3,085
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	2,800	2,978
(Dept. of Mental Health Proj.) Series 2004 A:
5% 6/1/25	3,000	3,104
5.125% 6/1/29	5,000	5,151
5.5% 6/1/19	2,000	2,120
(Kern County at Delano II Proj.) Series 2003 C, 5.5% 6/1/17 (Pre-Refunded to 12/1/13 @ 100)	4,775	5,083
(Madera County, Valley State Prison for Women Proj.) Series 2005 H, 5% 6/1/16	5,000	5,487
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/20	3,335	3,694
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	5,900	7,024
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Richmond Lab. Proj.) Series 2005 K, 5% 11/1/17	$ 5,625	$ 6,176
(Ten Administrative Segregation Hsg. Units Proj.) Series 2002 A, 5.25% 3/1/18 (AMBAC Insured)	2,500	2,508
(Univ. of California Research Proj.):
Series 2005 L:
5% 11/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,165	5,683
5.25% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,919
Series 2006 E:
5% 10/1/23	2,410	2,740
5.25% 10/1/21	2,900	3,358
(Various Cap. Projs.) Series 2012 A:
5% 4/1/24	1,000	1,157
5% 4/1/25	5,300	6,043
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/22	3,000	3,528
5% 12/1/23	2,800	3,244
Series 2009 G1, 5.75% 10/1/30	1,800	2,065
Series 2009 I:
5.5% 11/1/23	1,535	1,805
6.125% 11/1/29	1,200	1,455
6.25% 11/1/21	2,000	2,491
6.375% 11/1/34	3,000	3,652
California State Univ. Rev.:
Series 2009 A:
5.75% 11/1/25	3,675	4,398
5.75% 11/1/28	6,525	7,712
6% 11/1/40	7,240	8,455
Series A:
5.375% 11/1/18 (Pre-Refunded to 11/1/12 @ 100)	70	71
5.5% 11/1/16 (Pre-Refunded to 11/1/12 @ 100)	80	81
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. Bonds (Southern California Edison Co. Proj.) Series 2006 B, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (c)	2,425	2,475
California Statewide Cmntys. Dev. Auth. Rev.:
(Adventist Health Sys. Proj.) Series 2007 B, 5% 3/1/37 (Assured Guaranty Corp. Insured)	5,000	5,279
(Cmnty. Hosp. Monterey Peninsula Proj.) Series 2003 B, 5.25% 6/1/23 (FSA Insured)	1,800	1,833
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.: - continued
(Cottage Health Sys. Obligated Group Proj.) Series 2010, 5.25% 11/1/30	$ 3,000	$ 3,394
(Daughters of Charity Health Sys. Proj.) Series 2005 G, 5.25% 7/1/13	1,475	1,527
(Enloe Health Sys. Proj.) Series 2008 B:
5% 8/15/16	125	139
5% 8/15/19	50	56
5.75% 8/15/38	3,000	3,255
6.25% 8/15/33	2,500	2,820
(Kaiser Permanente Health Sys. Proj.):
Series 2001 C, 5.25% 8/1/31	3,215	3,553
Series 2007 A:
4.75% 4/1/33	2,000	2,070
5% 4/1/31	4,900	5,311
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	9,000	10,007
(Sutter Health Proj.) Series 2011 A, 6% 8/15/42	3,300	3,928
(Sutter Health Systems Proj.) Series 2005 A, 5% 11/15/43 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,125	4,368
(Trinity Health Cr. Group Proj.) Series 2011 CA, 5% 12/1/41	10,000	11,116
Series 2012 A, 5% 4/1/42	2,800	3,046
5.375% 6/1/26	2,500	2,858
6% 6/1/33	3,000	3,543
Carlsbad Unified School District:
Series 2009 B:
0% 5/1/15	1,000	971
0% 5/1/16	1,365	1,298
0% 5/1/17	1,155	1,058
0% 5/1/18	1,335	1,175
0% 5/1/19	1,000	837
0% 5/1/34 (a)	5,300	4,259
0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,635
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series 2008 A:
5% 11/1/24 (AMBAC Insured)	1,000	1,131
5% 11/1/25 (AMBAC Insured)	3,820	4,304
5% 11/1/33 (AMBAC Insured)	5,000	5,459
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series B, 5.875% 2/15/34	$ 5,000	$ 5,897
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,290	3,374
Colton Joint Unified School District Series 2001 C, 5.25% 2/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200	1,288
Commerce Refuse to Energy Auth. Rev. Series 2005:
5.5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545	1,630
5.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,685	2,894
Corona-Norco Unified School District Series A:
5% 8/1/22 (FSA Insured)	1,470	1,670
5% 8/1/25 (FSA Insured)	1,435	1,605
5% 8/1/26 (FSA Insured)	2,000	2,229
5% 8/1/27 (FSA Insured)	1,785	1,981
5% 8/1/31 (FSA Insured)	5,000	5,472
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,600	5,806
Ctr. Unified School District Series 1997 C:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,652
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	1,495
Cucamonga County Wtr. District 5% 9/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,890	3,068
Cupertino California Union School District:
5% 8/1/18	1,735	2,108
5% 8/1/19	1,120	1,377
Davis Spl. Tax Rev. Series 2007:
5% 9/1/12 (AMBAC Insured)	625	625
5% 9/1/13 (AMBAC Insured)	655	670
5% 9/1/14 (AMBAC Insured)	690	719
5% 9/1/15 (AMBAC Insured)	725	764
5% 9/1/18 (AMBAC Insured)	835	884
5% 9/1/20 (AMBAC Insured)	925	960
5% 9/1/22 (AMBAC Insured)	1,020	1,055
Desert Sands Union School District Ctfs. of Prtn.:
5.75% 3/1/24 (FSA Insured)	2,000	2,260
6% 3/1/20 (FSA Insured)	1,000	1,167
Duarte Ctfs. of Prtn. Series 1999 A, 5% 4/1/13	1,830	1,835
El Dorado County Gen. Oblig. 5% 9/1/23 (b)	1,360	1,538
Elk Grove Fin. Auth. Spl. Tax Rev. 5% 9/1/17 (AMBAC Insured)	2,415	2,543
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	$ 4,025	$ 4,631
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 2002 A:
0% 10/1/24 (AMBAC Insured)	1,665	953
0% 10/1/25 (AMBAC Insured)	1,665	898
Encinitas Union School District Series 1996, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	723
Escondido Union High School District:
Series 2008 A:
0% 8/1/33 (Assured Guaranty Corp. Insured)	5,655	2,141
0% 8/1/34 (Assured Guaranty Corp. Insured)	3,500	1,233
0% 11/1/16 (Escrowed to Maturity)	3,500	3,361
Fairfield-Suisun Unified School District Series 2004, 5.5% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,189
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.) Series 2007, 5% 5/1/37 (CIFG North America Insured)	2,500	2,626
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	976
Foothill-De Anza Cmnty. College District:
Series 1999 A:
0% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,430	2,346
0% 8/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	4,495
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,425	5,094
Series 1999 B, 0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,274
Series C, 5% 8/1/36	10,000	11,654
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	24,070	23,406
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,860	5,871
5.75% 1/15/40	8,155	8,161
5.875% 1/15/27	4,000	4,153
5.875% 1/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	4,672
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.: - continued
Series 1999:
5.875% 1/15/29	$ 4,000	$ 4,125
Garden Grove Agcy. Cmnty. Dev. Tax Allocation Rev. (Garden Grove Cmnty. Proj.) 5.375% 10/1/20	2,645	2,677
Glendora Unified School District Series 2005 A, 5.25% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,119
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,535	1,583
5% 6/1/45	12,125	12,363
5% 6/1/45	2,775	2,829
Series 2007 A1:
5% 6/1/13	1,000	1,029
5% 6/1/14	2,000	2,121
5% 6/1/15	1,000	1,091
5% 6/1/45 (FSA Insured)	235	241
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750	2,254
Indio Pub. Fing. Auth. Lease Rev. Bonds Series 2007 B, 3.8%, tender 11/1/12 (c)	2,500	2,505
Irvine Reassessment District 12-1 Ltd. Oblig.:
4% 9/2/21	1,750	1,877
5% 9/2/23	1,000	1,146
5% 9/2/25	500	566
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.):
5% 8/1/21	405	506
5% 8/1/22	450	558
5% 8/1/23	485	596
5% 8/1/24	1,000	1,212
5% 8/1/26	1,370	1,638
5% 8/1/28	760	898
Lancaster Fing. Auth. Tax Allocation Rev. 5% 2/1/31 (AMBAC Insured)	3,420	2,445
Loma Linda Hosp. Rev.:
(Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38	4,400	5,177
Series 2005 A, 5% 12/1/14	4,500	4,853
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5.25% 11/15/21	3,790	4,124
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Long Beach Cmnty. College Series 2008 A, 0% 6/1/31 (FSA Insured)	$ 9,750	$ 4,098
Long Beach Hbr. Rev. Series 2010 B, 5% 5/15/22	2,735	3,324
Long Beach Unified School District:
Series 2008 A, 5.25% 8/1/33	6,725	7,662
Series A, 5.75% 8/1/33	2,800	3,286
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33	10,000	12,292
Series 2009 A, 5.5% 8/1/29	1,000	1,196
Series 2010 C, 5.25% 8/1/39	1,300	1,506
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/21 (AMBAC Insured)	2,805	2,955
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.) 0% 9/1/13 (Escrowed to Maturity)	3,380	3,358
(Disney Concert Hall Parking Garage Proj.):
5% 9/1/22	2,000	2,375
5% 3/1/23	1,600	1,897
(Disney Parking Proj.):
0% 3/1/13	6,490	6,460
0% 9/1/14 (AMBAC Insured)	3,860	3,700
0% 3/1/18	3,000	2,546
0% 3/1/19	3,200	2,590
0% 3/1/20	1,000	768
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/21 (b)	6,200	7,476
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	1,045	1,091
5.375% 9/1/17 (FSA Insured)	1,095	1,140
5.375% 9/1/18 (FSA Insured)	1,155	1,201
5.375% 9/1/19 (FSA Insured)	1,210	1,256
Los Angeles Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.) Series 1999 A, 5.5% 8/1/24 (AMBAC Insured)	3,700	3,705
Los Angeles Dept. Arpt. Rev.:
Series 2002 A, 5.25% 5/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,009
Series 2006 A:
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,000	1,127
5% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,990	4,488
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Dept. Arpt. Rev.: - continued
Series 2006 A:
5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	$ 1,410	$ 1,572
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/16 (Escrowed to Maturity)	1,395	1,399
4.75% 10/15/20 (Escrowed to Maturity)	150	150
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	2,800	3,126
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2004 C, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,577
Los Angeles Hbr. Dept. Rev. 7.6% 10/1/18 (Escrowed to Maturity)	8,875	10,621
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2008 A, 5% 9/1/22	5,500	6,134
Series 2012 C, 5% 3/1/26	3,000	3,373
Los Angeles Unified School District:
Series 2004 A1, 5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,259
Series 2007 A1, 4.5% 1/1/28	6,900	7,516
Series 2011 A1, 5% 7/1/21	10,510	12,990
Los Angeles Wastewtr. Sys. Rev.:
Series 2009 A, 5.75% 6/1/34	10,000	11,982
Series 2012 B, 5% 6/1/28	4,800	5,739
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity)	1,500	1,822
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	3,425	3,669
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A:
5% 7/1/32	500	555
5% 7/1/39	4,095	4,436
Marina Coast Wtr. District Ctfs. Prtn. Series 2006, 5% 6/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,618
Merced Union High School District Series A, 0% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	740
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,421
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	1,587
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,540
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Modesto Gen. Oblig. Ctfs. of Prtn.: - continued
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,585	$ 1,621
Modesto Irrigation District Ctfs. of Prtn.:
(Cap. Impts. Proj.) Series 2004 B, 5.5% 7/1/35	3,800	4,112
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity)	5,000	5,775
Monrovia Unified School District Series B, 0% 8/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	883
Montebello Unified School District Series 2001, 0% 6/1/26 (FSA Insured)	1,580	827
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. 5% 8/1/18 (AMBAC Insured)	3,580	4,108
Moreland School District Series 2003 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	761
Murrieta Pub. Fing. Auth. Spl. Tax:
Series 2012:
5% 9/1/23	1,650	1,848
5% 9/1/25	1,000	1,097
5% 9/1/26	1,155	1,258
Murrieta Valley Unified School District:
Series 1998 A, 0% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,480
Series 2008, 0% 9/1/32 (FSA Insured)	5,000	1,878
Natomas Unified School District Series 2007, 5.25% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,150	5,422
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	2,118
12% 8/1/17 (FSA Insured)	1,000	1,487
Newport Beach Rev.:
(Hoag Memorial Hosp. Presbyterian Proj.):
Series 2009 A, 5% 12/1/24	2,000	2,140
Series 2011 A, 6% 12/1/40	3,000	3,638
Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (c)	2,800	2,855
North City West School Facilities Fing. Auth. Spl. Tax:
Series 2005 B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,834
Series 2006 C:
5% 9/1/16 (AMBAC Insured)	1,000	1,137
5% 9/1/17 (AMBAC Insured)	2,735	3,158
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 1986 A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100)	3,850	5,350
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Northern California Transmission Auth. Rev. (Ore Trans. Proj.) Series A, 7% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,175	$ 2,271
Norwalk-Mirada Unified School District Series 2009 D, 0% 8/1/33 (FSA Insured)	5,700	2,072
Oakland Gen. Oblig.:
Series 2009 B, 6.25% 1/15/39	3,000	3,461
Series 2012, 5% 1/15/25	3,460	4,026
Oakland Joint Powers Fing. Auth. Series 2008 A1, 4.25% 1/1/13 (Assured Guaranty Corp. Insured)	3,000	3,036
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.):
Series 1993 A, 5% 9/1/21 (Escrowed to Maturity)	1,000	1,194
Series 2003, 5.5% 9/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,054
Oakland Unified School District Alameda County Series 2009 A:
6.5% 8/1/23	2,810	3,306
6.5% 8/1/24	1,220	1,432
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A:
5% 2/1/22	2,935	3,405
5% 2/1/23	5,000	5,730
Oceanside Unified School District Series A, 0% 8/1/31 (Assured Guaranty Corp. Insured)	5,000	2,036
Palmdale Elementary School District Spl. Tax (Cmnty. Facilities District #90-1 Proj.) Series 1999, 5.8% 8/1/29 (FSA Insured)	6,410	6,419
Placentia Pub. Fing. Auth. Rev.:
3.125% 9/1/12	1,585	1,585
4% 9/1/13	1,855	1,891
Placer County Union High School District Series A:
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,519
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	720
Port of Oakland Rev.:
Series 2002 L:
5.5% 11/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,030	3,049
5.5% 11/1/20 (Pre-Refunded to 11/1/12 @ 100) (d)	375	378
Series 2002 N:
5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,800	2,819
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Port of Oakland Rev.: - continued
Series 2002 N:
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	$ 5,850	$ 5,883
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,355	3,373
5% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,740	2,755
Series 2007 A:
5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	10,910	11,682
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,885	3,225
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,185	2,467
Series 2011 O, 5% 5/1/22 (d)	4,500	5,011
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	12,800	5,068
Series B:
0% 8/1/33	4,840	1,803
0% 8/1/35	9,000	2,943
0% 8/1/37	6,325	1,818
0% 8/1/38	20,710	5,633
0% 8/1/40	5,000	1,223
0% 8/1/41	5,000	1,160
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	6,685	6,434
Rancho Mirage Joint Powers Fing. Auth. Rev. (Eisenhower Med. Ctr. Proj.) Series A, 4.875% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,702
Redwood City Elementary School District Series 1997, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,825	3,553
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.):
Series 2004:
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	2,020	2,049
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	2,125	2,152
Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	3,740	3,790
Rocklin Unified School District:
Series 2002:
0% 8/1/23 (FGIC Insured)	2,610	1,675
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Rocklin Unified School District: - continued
Series 2002:
0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 6,370	$ 3,889
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,725	3,850
0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	2,914
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,500	3,344
Roseville City School District Series 2002 A:
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	974
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940	962
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,290
Sacramento City Fing. Auth. Rev. (Combined Area Projs.) Series B, 0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,735	6,942
Sacramento Muni. Util. District Elec. Rev.:
Series 2003 R:
5% 8/15/33	4,810	5,027
5% 8/15/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,115	2,192
Series 2012 Y, 5% 8/15/27	2,800	3,353
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
Series 2005 A, 5% 7/1/18 (AMBAC Insured)	2,800	2,992
Series 2005, 5% 7/1/19 (AMBAC Insured)	2,900	3,081
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	5,900	7,103
6.5% 8/1/28	2,445	3,004
San Bernardino County Ctfs. of Prtn.:
(Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	3,000	3,139
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity)	8,300	11,869
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	11,497
San Diego Pub. Facilities Fing. Auth. (Cap. Impt. Proj.) Series 2012 A, 5% 4/15/23	1,710	1,952
San Diego Cmnty. College District Series 2007, 0% 8/1/17 (FSA Insured)	3,395	3,192
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	3,300	3,750
San Diego County Ctfs. of Prtn.:
(North and East County Justice Facilities Proj.):
5% 11/15/16 (AMBAC Insured)	2,000	2,270
5% 11/15/17 (AMBAC Insured)	2,000	2,227
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego County Ctfs. of Prtn.: - continued
(North and East County Justice Facilities Proj.):
5% 11/15/18 (AMBAC Insured)	$ 2,000	$ 2,212
(The Bishop's School Proj.) Series A, 6% 9/1/34 (Pre-Refunded to 9/1/14 @ 100)	2,090	2,324
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2005:
5% 7/1/14 (AMBAC Insured) (d)	1,000	1,066
5.25% 7/1/16 (AMBAC Insured) (d)	1,400	1,576
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5.25% 5/15/39	1,500	1,700
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. 2009 B, 5.75% 8/1/35	3,455	4,069
San Diego Unified School District:
Series 2008 C:
0% 7/1/40	15,985	3,959
0% 7/1/42	10,000	2,195
Series 2008 E, 0% 7/1/47 (a)	8,700	3,302
Series C:
0% 7/1/46	13,500	2,402
0% 7/1/47	4,000	676
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series 1997 A:
5.125% 1/1/17 (AMBAC Insured) (d)	6,000	6,005
5.25% 1/1/18 (AMBAC Insured) (d)	4,515	4,519
Second Series 32F, 5.25% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	3,028
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev. (San Francisco Redev. Projs.) Series 2009 B:
6.125% 8/1/28	1,000	1,155
6.625% 8/1/39	1,000	1,165
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	3,080	3,465
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.):
5% 11/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,720	4,066
5% 11/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,645	3,973
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1993, 0% 1/1/27 (Escrowed to Maturity)	4,000	2,770
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.: - continued
Series 1997 A:
0% 1/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 11,000	$ 5,434
5.5% 1/15/28	1,060	1,060
Series A:
0% 1/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,609
0% 1/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,765	2,671
0% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	1,814
San Jose Int'l. Arpt. Rev. Series 2007 A:
5% 3/1/17 (AMBAC Insured) (d)	1,180	1,324
5% 3/1/24 (AMBAC Insured) (d)	9,690	10,289
5% 3/1/37 (AMBAC Insured) (d)	10,000	10,193
San Jose Unified School District Santa Clara County Series 2002 B, 5% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,750	1,898
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	2,800	3,346
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity)	1,990	1,941
San Marcos Unified School District Series A, 5% 8/1/38	5,000	5,549
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,635
San Mateo County Joint Powers Fing. Auth. (Cap. Projects) Series 2009 A, 5.25% 7/15/24	5,280	6,211
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,337
0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490	906
0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	863
Sanger Unified School District 5.6% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,432
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.):
Series 2007 B, 5.125% 2/1/41 (AMBAC Insured)	2,000	2,095
Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	8,000	8,755
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Santa Clara Elec. Rev. Series 2011 A, 6% 7/1/31	$ 3,000	$ 3,615
Santa Rosa Wastewtr. Rev. Series 2002 B:
0% 9/1/20 (AMBAC Insured)	4,030	2,981
0% 9/1/22 (AMBAC Insured)	2,900	1,915
0% 9/1/25 (AMBAC Insured)	6,800	3,845
Shasta Joint Powers Fing. Auth. Lease Rev. (County Administration Bldg. Proj.) Series A, 5% 4/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,015	5,047
Shasta Union High School District:
Series 2002, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	547
Series 2003, 0% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,340	1,607
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/26 (FSA Insured)	11,845	12,968
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. (Southern Transmission Proj.) Series 2008 B, 6% 7/1/25	5,450	6,536
Southwestern Cmnty. College District Gen. Oblig. Series 2000, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,495	1,316
Sulphur Springs Union School District Series A, 0% 9/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750	2,750
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	16,900	18,695
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	3,000	3,080
Torrance Gen. Oblig. Rev. (Torrance Memorial Med. Ctr. Proj.) Series A, 5% 9/1/40	5,000	5,328
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,355
6% 6/1/22	1,100	1,104
Torrance Unified School District Series 2008 Z, 6% 8/1/33	5,000	5,895
Tracy Operating Partnership Joint Powers Auth. Rev. 6.375% 10/1/38 (Assured Guaranty Corp. Insured)	5,000	5,762
Turlock Irrigation District Rev. Series 2011, 5.5% 1/1/41	10,000	11,394
Ukiah Unified School District 0% 8/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,040	2,878
Union Elementary School District Series A:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	873
0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,995	2,258
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Univ. of California Regents Med. Ctr. Pool Rev. Series 2010 G:
4% 5/15/19	$ 1,305	$ 1,489
4% 5/15/20	615	699
5% 5/15/19	2,830	3,406
Univ. of California Revs.:
(Ltd. Proj.):
Series 2005 B, 5% 5/15/33 (Pre-Refunded to 5/15/13 @ 101)	1,000	1,043
Series 2007 D, 5% 5/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,250	4,849
(UCLA Med. Ctr. Proj.) Series A:
5.5% 5/15/21 (AMBAC Insured)	785	794
5.5% 5/15/24 (AMBAC Insured)	370	374
Series 2009 O, 5.75% 5/15/34	9,900	11,723
Series C, 4.75% 5/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,150	3,250
Val Verde Unified School District Ctfs. of Prtn.:
5% 1/1/35 (FGIC Insured)	2,090	2,096
5.25% 1/1/17 (Pre-Refunded to 1/1/15 @ 100)	1,000	1,110
5.25% 1/1/18 (Pre-Refunded to 1/1/15 @ 100)	1,380	1,532
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	7,700	8,905
Victor Elementary School District Series A, 0% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,375	2,245
Vista Gen. Oblig. Ctfs. of Prtn. 5% 5/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,120	2,301
Vista Unified School District Series A:
5.375% 8/1/15 (FSA Insured)	130	130
5.375% 8/1/16 (FSA Insured)	100	100
Walnut Valley Unified School District Series D:
0% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875	1,249
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,715	1,095
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	501
5.25% 8/1/16 (Pre-Refunded to 8/1/13 @ 100)	1,000	1,045
Washington Township Health Care District Rev.:
Series 2009 A:
6% 7/1/29	3,000	3,453
6.25% 7/1/39	7,000	8,021
Series 2010 A, 5.5% 7/1/38	3,100	3,381
Series A:
5% 7/1/23	1,460	1,587
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Washington Township Health Care District Rev.: - continued
Series A:
5% 7/1/25	$ 1,665	$ 1,783
West Contra Costa Unified School District:
(Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,500	1,701
Series 2012, 5% 8/1/32	8,265	9,221
Western Riverside County Trust & Wastewtr. Fin. Auth.:
5.5% 9/1/34 (Assured Guaranty Corp. Insured)	1,750	1,953
5.625% 9/1/39 (Assured Guaranty Corp. Insured)	2,250	2,493
Yuba City Unified School District Series A, 0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090	1,411
		1,815,424
Guam - 0.2%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2008:
5.375% 10/1/14	1,000	1,047
5.875% 10/1/18	1,565	1,751
		2,798
Puerto Rico - 0.7%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2006 A, 3.203% 7/1/21 (FGIC Insured) (c)	4,600	4,278
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (c)	7,000	7,774
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,500	1,974
		14,026
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth.:
Series 2009 A1, 5% 10/1/29	1,500	1,625
Series 2009 B, 5% 10/1/25	1,500	1,644
Series A, 5.25% 10/1/15	1,255	1,337
		4,606
TOTAL MUNICIPAL BONDS (Cost $1,691,581)		1,836,854
Municipal Notes - 1.0%
	Principal Amount (000s)	Value (000s)
California - 1.0%
California Gen. Oblig. RAN 2.5% 5/30/13 (Cost $19,305)	$ 19,000	$ 19,313
TOTAL INVESTMENT PORTFOLIO - 96.5% (Cost $1,710,886)		1,856,167
NET OTHER ASSETS (LIABILITIES) - 3.5%		66,456
NET ASSETS - 100%		$ 1,922,623
Security Type Abbreviations
RAN	-	REVENUE ANTICIPATION NOTE
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	49.2%
Health Care	12.8%
Transportation	9.2%
Education	5.3%
Special Tax	5.2%
Escrowed/Pre-Refunded	5.1%
Others* (Individually Less Than 5%)	13.2%
100.0%
* Includes cash equivalents and net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,710,886)		$ 1,856,167
Cash		65,000
Receivable for fund shares sold		925
Interest receivable		19,151
Other receivables		25
Total assets		1,941,268

Liabilities
Payable for investments purchased Regular delivery	$ 1,117
Delayed delivery	13,751
Payable for fund shares redeemed	595
Distributions payable	1,962
Accrued management fee	582
Distribution and service plan fees payable	33
Other affiliated payables	570
Other payables and accrued expenses	35
Total liabilities		18,645

Net Assets		$ 1,922,623
Net Assets consist of:
Paid in capital		$ 1,799,865
Undistributed net investment income		1,631
Accumulated undistributed net realized gain (loss) on investments		(24,154)
Net unrealized appreciation (depreciation) on investments		145,281
Net Assets		$ 1,922,623

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($54,973 ÷ 4,262.14 shares)	$ 12.90

Maximum offering price per share (100/96.00 of $12.90)	$ 13.44
Class T: Net Asset Value and redemption price per share ($5,208 ÷ 402.86 shares)	$ 12.93

Maximum offering price per share (100/96.00 of $12.93)	$ 13.47
Class B: Net Asset Value and offering price per share ($1,436 ÷ 111.41 shares)A	$ 12.89

Class C: Net Asset Value and offering price per share ($23,620 ÷ 1,834.24 shares)A	$ 12.88

California Municipal Income: Net Asset Value, offering price and redemption price per share ($1,802,831 ÷ 139,961.82 shares)	$ 12.88

Institutional Class: Net Asset Value, offering price and redemption price per share ($34,555 ÷ 2,677.31 shares)	$ 12.91

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended August 31, 2012 (Unaudited)

Investment Income
Interest		$ 39,938

Expenses
Management fee	$ 3,410
Transfer agent fees	683
Distribution and service plan fees	197
Accounting fees and expenses	171
Custodian fees and expenses	11
Independent trustees' compensation	3
Registration fees	77
Audit	25
Legal	6
Miscellaneous	10
Total expenses before reductions	4,593
Expense reductions	(33)	4,560
Net investment income (loss)		35,378
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,264
Change in net unrealized appreciation (depreciation) on investment securities		28,088
Net gain (loss)		29,352
Net increase (decrease) in net assets resulting from operations		$ 64,730

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 35,378	$ 68,544
Net realized gain (loss)	1,264	1,321
Change in net unrealized appreciation (depreciation)	28,088	143,858
Net increase (decrease) in net assets resulting from operations	64,730	213,723
Distributions to shareholders from net investment income	(34,606)	(68,520)
Distributions to shareholders from net realized gain	(145)	-
Total distributions	(34,751)	(68,520)
Share transactions - net increase (decrease)	36,912	170,835
Redemption fees	4	11
Total increase (decrease) in net assets	66,895	316,049

Net Assets
Beginning of period	1,855,728	1,539,679
End of period (including undistributed net investment income of $1,631 and undistributed net investment income of $859, respectively)	$ 1,922,623	$ 1,855,728

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 G	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.69	$ 11.64	$ 11.89	$ 11.40	$ 11.63	$ 12.41
Income from Investment Operations
Net investment income (loss) E	.224	.464	.470	.472	.459	.457
Net realized and unrealized gain (loss)	.205	1.049	(.252)	.486	(.224)	(.711)
Total from investment operations	.429	1.513	.218	.958	.235	(.254)
Distributions from net investment income	(.218)	(.463)	(.467)	(.468)	(.461)	(.457)
Distributions from net realized gain	(.001)	-	(.001)	- H	(.004)	(.069)
Total distributions	(.219)	(.463)	(.468)	(.468)	(.465)	(.526)
Redemption fees added to paid in capital E, H	-	-	-	-	-	-
Net asset value, end of period	$ 12.90	$ 12.69	$ 11.64	$ 11.89	$ 11.40	$ 11.63
Total Return B, C, D	3.41%	13.26%	1.79%	8.57%	2.04%	(2.15)%
Ratios to Average Net Assets F
Expenses before reductions	.77% A	.76%	.75%	.77%	.75%	.73%
Expenses net of fee waivers, if any	.77% A	.76%	.75%	.77%	.75%	.73%
Expenses net of all reductions	.76% A	.76%	.74%	.77%	.74%	.70%
Net investment income (loss)	3.48% A	3.82%	3.93%	4.05%	3.98%	3.76%
Supplemental Data
Net assets, end of period (in millions)	$ 55	$ 53	$ 40	$ 44	$ 34	$ 20
Portfolio turnover rate	9% A	9%	8%	15%	26%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 G	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.72	$ 11.67	$ 11.91	$ 11.42	$ 11.65	$ 12.43
Income from Investment Operations
Net investment income (loss) E	.224	.463	.473	.477	.464	.458
Net realized and unrealized gain (loss)	.205	1.049	(.245)	.486	(.227)	(.712)
Total from investment operations	.429	1.512	.228	.963	.237	(.254)
Distributions from net investment income	(.218)	(.462)	(.467)	(.473)	(.463)	(.457)
Distributions from net realized gain	(.001)	-	(.001)	- H	(.004)	(.069)
Total distributions	(.219)	(.462)	(.468)	(.473)	(.467)	(.526)
Redemption fees added to paid in capital E, H	-	-	-	-	-	-
Net asset value, end of period	$ 12.93	$ 12.72	$ 11.67	$ 11.91	$ 11.42	$ 11.65
Total Return B, C, D	3.40%	13.21%	1.87%	8.59%	2.05%	(2.15)%
Ratios to Average Net Assets F
Expenses before reductions	.77% A	.78%	.75%	.73%	.73%	.74%
Expenses net of fee waivers, if any	.77% A	.78%	.75%	.73%	.73%	.74%
Expenses net of all reductions	.77% A	.78%	.75%	.73%	.72%	.70%
Net investment income (loss)	3.48% A	3.81%	3.93%	4.09%	4.00%	3.75%
Supplemental Data
Net assets, end of period (in millions)	$ 5	$ 5	$ 4	$ 6	$ 7	$ 5
Portfolio turnover rate	9% A	9%	8%	15%	26%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 G	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.68	$ 11.63	$ 11.88	$ 11.39	$ 11.62	$ 12.40
Income from Investment Operations
Net investment income (loss) E	.185	.388	.395	.397	.387	.376
Net realized and unrealized gain (loss)	.206	1.051	(.253)	.488	(.228)	(.712)
Total from investment operations	.391	1.439	.142	.885	.159	(.336)
Distributions from net investment income	(.180)	(.389)	(.391)	(.395)	(.385)	(.375)
Distributions from net realized gain	(.001)	-	(.001)	- H	(.004)	(.069)
Total distributions	(.181)	(.389)	(.392)	(.395)	(.389)	(.444)
Redemption fees added to paid in capital E, H	-	-	-	-	-	-
Net asset value, end of period	$ 12.89	$ 12.68	$ 11.63	$ 11.88	$ 11.39	$ 11.62
Total Return B, C, D	3.10%	12.58%	1.15%	7.90%	1.38%	(2.81)%
Ratios to Average Net Assets F
Expenses before reductions	1.37% A	1.38%	1.38%	1.40%	1.41%	1.41%
Expenses net of fee waivers, if any	1.37% A	1.38%	1.38%	1.40%	1.41%	1.41%
Expenses net of all reductions	1.37% A	1.38%	1.38%	1.40%	1.40%	1.37%
Net investment income (loss)	2.88% A	3.21%	3.29%	3.42%	3.33%	3.08%
Supplemental Data
Net assets, end of period (in millions)	$ 1	$ 2	$ 2	$ 3	$ 4	$ 5
Portfolio turnover rate	9% A	9%	8%	15%	26%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 G	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.67	$ 11.62	$ 11.87	$ 11.38	$ 11.61	$ 12.40
Income from Investment Operations
Net investment income (loss) E	.175	.369	.378	.384	.374	.364
Net realized and unrealized gain (loss)	.206	1.051	(.252)	.488	(.225)	(.721)
Total from investment operations	.381	1.420	.126	.872	.149	(.357)
Distributions from net investment income	(.170)	(.370)	(.376)	(.382)	(.375)	(.364)
Distributions from net realized gain	(.001)	-	(.001)	- H	(.004)	(.069)
Total distributions	(.171)	(.370)	(.376) I	(.382)	(.379)	(.433)
Redemption fees added to paid in capital E, H	-	-	-	-	-	-
Net asset value, end of period	$ 12.88	$ 12.67	$ 11.62	$ 11.87	$ 11.38	$ 11.61
Total Return B, C, D	3.03%	12.42%	1.02%	7.78%	1.29%	(2.98)%
Ratios to Average Net Assets F
Expenses before reductions	1.53% A	1.53%	1.51%	1.51%	1.49%	1.50%
Expenses net of fee waivers, if any	1.53% A	1.53%	1.51%	1.51%	1.49%	1.50%
Expenses net of all reductions	1.52% A	1.53%	1.51%	1.51%	1.48%	1.47%
Net investment income (loss)	2.72% A	3.05%	3.16%	3.30%	3.24%	2.99%
Supplemental Data
Net assets, end of period (in millions)	$ 24	$ 23	$ 17	$ 19	$ 12	$ 8
Portfolio turnover rate	9% A	9%	8%	15%	26%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

I Total distributions of $.376 per share is comprised of distributions from net investment income of $.3757 and distributions from net realized gain of $.0007 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - California Municipal Income

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 F	2011	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.67	$ 11.63	$ 11.88	$ 11.38	$ 11.61	$ 12.40
Income from Investment Operations
Net investment income (loss) D	.243	.499	.504	.506	.495	.491
Net realized and unrealized gain (loss)	.206	1.040	(.252)	.497	(.227)	(.722)
Total from investment operations	.449	1.539	.252	1.003	.268	(.231)
Distributions from net investment income	(.238)	(.499)	(.501)	(.503)	(.494)	(.490)
Distributions from net realized gain	(.001)	-	(.001)	- G	(.004)	(.069)
Total distributions	(.239)	(.499)	(.502)	(.503)	(.498)	(.559)
Redemption fees added to paid in capital D, G	-	-	-	-	-	-
Net asset value, end of period	$ 12.88	$ 12.67	$ 11.63	$ 11.88	$ 11.38	$ 11.61
Total Return B, C	3.58%	13.52%	2.08%	9.00%	2.33%	(1.97)%
Ratios to Average Net Assets E
Expenses before reductions	.46% A	.46%	.46%	.47%	.47%	.46%
Expenses net of fee waivers, if any	.46% A	.46%	.46%	.47%	.47%	.46%
Expenses net of all reductions	.46% A	.46%	.46%	.47%	.46%	.43%
Net investment income (loss)	3.79% A	4.12%	4.21%	4.34%	4.27%	4.03%
Supplemental Data
Net assets, end of period (in millions)	$ 1,803	$ 1,741	$ 1,456	$ 1,560	$ 1,427	$ 1,543
Portfolio turnover rate	9% A	9%	8%	15%	26%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 F	2011	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.70	$ 11.65	$ 11.90	$ 11.40	$ 11.63	$ 12.42
Income from Investment Operations
Net investment income (loss) D	.239	.492	.500	.503	.491	.486
Net realized and unrealized gain (loss)	.205	1.049	(.255)	.496	(.226)	(.722)
Total from investment operations	.444	1.541	.245	.999	.265	(.236)
Distributions from net investment income	(.233)	(.491)	(.495)	(.499)	(.491)	(.485)
Distributions from net realized gain	(.001)	-	(.001)	- G	(.004)	(.069)
Total distributions	(.234)	(.491)	(.495) H	(.499)	(.495)	(.554)
Redemption fees added to paid in capital D, G	-	-	-	-	-	-
Net asset value, end of period	$ 12.91	$ 12.70	$ 11.65	$ 11.90	$ 11.40	$ 11.63
Total Return B, C	3.53%	13.51%	2.02%	8.94%	2.30%	(2.00)%
Ratios to Average Net Assets E
Expenses before reductions	.54% A	.53%	.51%	.51%	.49%	.50%
Expenses net of fee waivers, if any	.54% A	.53%	.51%	.51%	.49%	.50%
Expenses net of all reductions	.54% A	.53%	.51%	.51%	.48%	.47%
Net investment income (loss)	3.71% A	4.05%	4.16%	4.31%	4.24%	3.99%
Supplemental Data
Net assets, end of period (in millions)	$ 35	$ 33	$ 21	$ 62	$ 19	$ 11
Portfolio turnover rate	9% A	9%	8%	15%	26%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Amount represents less than $.001 per share.

H Total distributions of $.495 per share is comprised of distributions from net investment income of $.4945 and distributions from net realized gain of $.0007 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® California Municipal Income Fund (the Fund) is a fund of Fidelity California Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, California Municipal Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund may be affected by economic and political developments in the state of California.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards, losses deferred due to futures transactions and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 149,116
Gross unrealized depreciation	(2,291)
Net unrealized appreciation (depreciation) on securities and other investments	$ 146,825

Tax cost	$ 1,709,342

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

unlimited period and such capital losses are required to be used prior to any losses that expire. At February 29, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (21,050)
2018	(1,880)
Total with expiration	(22,930)
No expiration
Short-term	(686)
Total no expiration	(686)
Total capital loss carryforward	$ (23,616)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 0.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $151,104 and $84,073, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 66	$ 8
Class T	-%	.25%	7	-
Class B	.65%	.25%	7	5
Class C	.75%	.25%	117	26
			$ 197	$ 39

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, ..75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 9
Class T	1
Class B*	1
Class C*	3
$ 14

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund's Class A, Class T, Class B, Class C, California Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 33.12
Class T	3.13
Class B	1.08
Class C	17.14
California Municipal Income	604.07
Institutional Class	25.15
	$ 683

* Annualized

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $11 and $22, respectively.

Semiannual Report

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2012	Year ended February 29, 2012
From net investment income
Class A	$ 897	$ 1,685
Class T	90	170
Class B	22	57
Class C	314	588
California Municipal Income	32,662	64,936
Institutional Class	621	1,084
Total	$ 34,606	$ 68,520
From net realized gain
Class A	$ 4	$ -
Class T	-*	-
Class B	-**	-
Class C	2	-
California Municipal Income	136	-
Institutional Class	3	-
Total	$ 145	$ -

* Amount represents four hundred nineteen dollars

** Amount represents one hundred twenty-nine dollars

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2012	Year ended February 29, 2012	Six months ended August 31, 2012	Year ended February 29, 2012
Class A
Shares sold	608	1,492	$ 7,766	$ 18,169
Reinvestment of distributions	50	98	635	1,193
Shares redeemed	(538)	(858)	(6,836)	(10,352)
Net increase (decrease)	120	732	$ 1,565	$ 9,010
Class T
Shares sold	33	134	$ 409	$ 1,641
Reinvestment of distributions	6	12	80	145
Shares redeemed	(57)	(66)	(726)	(800)
Net increase (decrease)	(18)	80	$ (237)	$ 986

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Share Transactions - continued

	Shares		Dollars
	Six months ended August 31, 2012	Year ended February 29, 2012	Six months ended August 31, 2012	Year ended February 29, 2012
Class B
Shares sold	-*	11	$ 3	$ 118
Reinvestment of distributions	1	2	12	26
Shares redeemed	(23)	(44)	(287)	(522)
Net increase (decrease)	(22)	(31)	$ (272)	$ (378)
Class C
Shares sold	224	479	$ 2,849	$ 5,860
Reinvestment of distributions	16	30	199	359
Shares redeemed	(217)	(188)	(2,765)	(2,259)
Net increase (decrease)	23	321	$ 283	$ 3,960
California Municipal Income
Shares sold	11,365	24,652	$ 144,850	$ 298,179
Reinvestment of distributions	1,702	3,519	21,718	42,616
Shares redeemed	(10,433)	(16,049)	(132,420)	(192,817)
Net increase (decrease)	2,634	12,122	$ 34,148	$ 147,978
Institutional Class
Shares sold	458	1,322	$ 5,842	$ 16,026
Reinvestment of distributions	27	51	343	622
Shares redeemed	(373)	(605)	(4,760)	(7,369)
Net increase (decrease)	112	768	$ 1,425	$ 9,279

* Amount represents two hundred seventy-eight shares

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

ASCM-USAN-1012
1.790936.109

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

California Municipal Income

Fund - Institutional Class

Semiannual Report

August 31, 2012

(Fidelity Cover Art)

Institutional Class is a class of Fidelity® California Municipal Income Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 to August 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 to August 31, 2012
Class A	.77%
Actual		$ 1,000.00	$ 1,034.10	$ 3.95
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.92
Class T	.77%
Actual		$ 1,000.00	$ 1,034.00	$ 3.95
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.92
Class B	1.37%
Actual		$ 1,000.00	$ 1,031.00	$ 7.01
HypotheticalA		$ 1,000.00	$ 1,018.30	$ 6.97
Class C	1.53%
Actual		$ 1,000.00	$ 1,030.30	$ 7.83
HypotheticalA		$ 1,000.00	$ 1,017.49	$ 7.78
California Municipal Income	.46%
Actual		$ 1,000.00	$ 1,035.80	$ 2.36
HypotheticalA		$ 1,000.00	$ 1,022.89	$ 2.35
Institutional Class	.54%
Actual		$ 1,000.00	$ 1,035.30	$ 2.77
HypotheticalA		$ 1,000.00	$ 1,022.48	$ 2.75

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Sectors as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	49.2	46.2
Health Care	12.8	12.9
Transportation	9.2	9.4
Education	5.3	5.6
Special Tax	5.2	4.4
Weighted Average Maturity as of August 31, 2012
		6 months ago
Years	6.1	5.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2012
6 months ago
Years	7.0	6.9

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of August 31, 2012	As of February 29, 2012
AAA 2.8%	AAA 1.7%
AA,A 77.5%	AA,A 77.5%
BBB 12.5%	BBB 12.2%
BB and Below 0.9%	BB and Below 0.3%
Not Rated 1.8%	Not Rated 2.0%
Short-Term Investments and Net Other Assets 4.5%	Short-Term Investments and Net Other Assets 6.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.5%
	Principal Amount (000s)	Value (000s)
California - 94.4%
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Hamlin School Proj.) Series 2007:
4.625% 8/1/16	$ 380	$ 409
5% 8/1/18	330	353
5% 8/1/19	555	588
(Sharp HealthCare Proj.):
Series 2009 B, 6.25% 8/1/39	3,000	3,546
Series 2012 A:
5% 8/1/24	1,000	1,146
5% 8/1/25	1,245	1,416
5% 8/1/27	300	337
5% 8/1/28	400	447
ABC Unified School District Series 1997 C:
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,720	1,089
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,760	1,418
Alameda Corridor Trans. Auth. Rev. Series 1999 A, 5.25% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,575	7,581
Alameda County Ctfs. of Prtn.:
(Santa Rita Jail Proj.) Series 2007 A:
5% 12/1/18 (AMBAC Insured)	2,645	2,976
5% 12/1/20 (AMBAC Insured)	2,810	3,106
Series 1989, 0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,310	1,848
Alhambra Unified School District Series 2004 A, 5% 8/1/25 (Pre-Refunded to 8/1/15 @ 100)	1,880	2,130
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series 1997 A, 6% 9/1/24	1,000	1,242
Series 1997 C:
0% 9/1/19 (FSA Insured)	1,285	1,018
0% 9/1/22 (FSA Insured)	5,150	3,464
Anaheim Pub. Fing. Auth. Rev. Series 2007 A, 4.5% 10/1/32	10,000	10,544
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B, 5.75% 8/1/24 (Assured Guaranty Corp. Insured)	1,000	1,219
Auburn Union School District Ctfs. of Prtn. (2008 Refing. Proj.) 5% 6/1/38 (Assured Guaranty Corp. Insured)	5,615	5,861
Banning Unified School District Gen. Oblig. Series 2006 A, 5% 8/1/31 (Berkshire Hathaway Assurance Corp. Insured)	5,190	5,702
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Bay Area Infrastructure Fing. Auth. 5% 8/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,030	$ 5,405
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	5,500	6,309
Beverly Hills Fin. Auth. Rev. (2007 Rfdg. Proj.) Series A:
5% 6/1/24	3,235	3,968
5% 6/1/25	4,355	5,316
5% 6/1/27	2,755	3,320
5% 6/1/28	3,045	3,653
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2005 B:
5.25% 7/1/14 (AMBAC Insured) (d)	2,035	2,176
5.25% 7/1/16 (AMBAC Insured) (d)	1,255	1,381
5.25% 7/1/17 (AMBAC Insured) (d)	1,370	1,500
Burbank Unified School District:
Series 1997 B, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,835	2,846
Series 1997 C, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,865	4,504
Cabrillo Unified School District Series A:
0% 8/1/17 (AMBAC Insured)	1,000	864
0% 8/1/18 (AMBAC Insured)	2,000	1,654
California Dept. of Wtr. Resources:
(Central Valley Proj.) Series AM, 5% 12/1/21 (b)	4,000	4,911
Series AI, 5% 12/1/25	2,700	3,375
Series J1, 7% 12/1/12	730	742
California Econ. Recovery Series 2009 A:
5% 7/1/19	1,725	2,125
5% 7/1/22	3,800	4,371
5.25% 7/1/14	695	757
5.25% 7/1/21	9,910	12,173
California Edl. Facilities Auth. Rev.:
(Claremont Graduate Univ. Proj.) Series 2008 A:
6% 3/1/33	1,000	1,124
6% 3/1/38	1,000	1,110
(College & Univ. Fing. Prog.) Series 2007:
5% 2/1/16	1,600	1,693
5% 2/1/17	1,000	1,057
(Loyola Marymount Univ. Proj.):
Series 2001 A, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,280	2,073
Series 2010 A, 5% 10/1/25	5,860	6,657
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Auth. Rev.: - continued
(Pomona College Proj.) Series 2005 A, 0% 7/1/38	$ 3,155	$ 965
(Santa Clara Univ. Proj.) Series 1999, 5.25% 9/1/26 (AMBAC Insured)	7,910	10,366
(Univ. of Southern California Proj.) Series 2007 A, 4.75% 10/1/37	6,000	6,552
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010:
4% 9/1/20	860	966
4% 9/1/21	1,000	1,109
4% 9/1/22	740	815
4% 9/1/23	1,080	1,181
4% 9/1/24	1,125	1,225
5% 9/1/19	400	482
5% 9/1/39	5,000	5,448
California Gen. Oblig.:
Series 1992, 6.25% 9/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	655	655
Series 2005, 5.5% 6/1/28	115	115
Series 2007:
5.625% 5/1/20	150	151
5.625% 5/1/26	215	216
5.75% 5/1/30	160	160
4.5% 8/1/30	3,250	3,398
5% 3/1/15	2,130	2,358
5% 3/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,718
5% 9/1/17	750	850
5% 3/1/19	3,000	3,539
5% 8/1/22	1,500	1,713
5% 10/1/22	1,355	1,585
5% 11/1/22	1,600	1,865
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	3,263
5% 12/1/22	3,500	4,088
5% 2/1/23	1,095	1,159
5% 2/1/23	25,000	30,278
5% 2/1/26	720	722
5% 3/1/26	2,800	3,065
5% 6/1/26	2,600	2,823
5% 2/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,440	1,449
5% 2/1/31 (Pre-Refunded to 2/1/13 @ 100)	1,360	1,386
5% 6/1/31	2,000	2,147
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,000	$ 2,100
5% 10/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,001
5.125% 11/1/24	2,800	2,953
5.125% 2/1/26	2,800	2,936
5.25% 2/1/14	120	125
5.25% 2/1/14 (Pre-Refunded to 8/1/13 @ 100)	3,925	4,103
5.25% 10/1/14	140	144
5.25% 10/1/17	105	108
5.25% 11/1/18	2,235	2,365
5.25% 11/1/18 (Pre-Refunded to 11/1/13 @ 100)	765	809
5.25% 2/1/20	215	225
5.25% 2/1/20 (Pre-Refunded to 8/1/13 @ 100)	6,590	6,889
5.25% 2/1/22	1,620	1,693
5.25% 2/1/22 (Pre-Refunded to 8/1/13 @ 100)	400	418
5.25% 9/1/23	7,200	8,856
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,490	5,587
5.25% 4/1/27	5	5
5.25% 2/1/28	2,785	2,892
5.25% 2/1/29	5,000	5,083
5.25% 4/1/29	5	5
5.25% 11/1/29	2,000	2,095
5.25% 4/1/30	35	35
5.25% 2/1/33 (Pre-Refunded to 2/1/13 @ 100)	8,150	8,318
5.25% 12/1/33	105	110
5.25% 4/1/35	3,500	4,016
5.25% 3/1/38	11,375	12,396
5.5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100	100
5.5% 4/1/28	5	5
5.5% 8/1/29	7,790	8,918
5.5% 4/1/30	25	26
5.5% 11/1/33	29,440	30,780
5.5% 11/1/34	2,535	2,947
5.5% 11/1/39	1,810	2,082
6% 4/1/18	1,570	1,956
6% 3/1/33	20,050	24,706
6% 4/1/38	1,190	1,412
6.5% 4/1/33	11,650	14,625
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 H, 5.125% 7/1/22	$ 2,050	$ 2,227
Series 2008 L, 5.125% 7/1/22	2,255	2,450
Series 2009 E, 5.625% 7/1/25	11,000	12,732
(Cedars-Sinai Med. Ctr. Proj.):
Series 2005, 5% 11/15/14	1,485	1,624
Series 2009, 5% 8/15/39	5,000	5,414
(Children's Hosp. of Orange County Proj.):
Series 2009 A, 5% 11/1/12	2,345	2,358
Series 2012 A:
5% 11/15/22	2,500	2,835
5% 11/15/23	2,000	2,241
5% 11/15/24	3,000	3,342
5% 11/15/34	3,150	3,354
(Cottage Health Sys. Proj.) Series 2003 B, 5.25% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,260	1,299
(Providence Health and Svcs. Proj.):
Series 2009 B, 5.5% 10/1/39	2,000	2,246
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	90	120
6.5% 10/1/38	4,910	5,988
(Scripps Health Proj.) Series 2010 A, 5% 11/15/36	3,000	3,302
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	4,600	5,628
(Sutter Health Proj.) Series 2008 A, 5% 8/15/15	4,500	5,057
Bonds (Catholic Healthcare West Proj.) Series 2004 I, 4.95%, tender 7/1/14 (c)	5,000	5,355
Series 2008 A3, 5.5% 11/15/40	3,090	3,617
Series 2011 A, 5% 3/1/20	3,250	3,749
Series 2011 D:
5% 8/15/22	900	1,060
5% 8/15/23	700	831
5% 8/15/24	1,250	1,454
5% 8/15/25	2,000	2,315
California Infrastructure & Econ. Dev. Bank Rev.:
(California Science Ctr. Phase II Proj.) Series 2006 B, 5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,058
(Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
5% 12/1/27	1,080	1,154
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Infrastructure & Econ. Dev. Bank Rev.: - continued
(Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
5% 12/1/32	$ 1,000	$ 1,061
5% 12/1/42	3,000	3,116
Series 2005, 5% 10/1/33	7,235	7,505
California Muni. Fin. Auth. Ctfs. of Prtn. (Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009, 5.5% 2/1/39	5,000	5,270
California Muni. Fin. Auth. Rev.:
(Eisenhower Med. Ctr. Proj.) Series 2010 A:
5% 7/1/19	300	341
5% 7/1/20	500	564
5.125% 7/1/23	1,150	1,270
5.75% 7/1/40	5,000	5,428
(Loma Linda Univ. Proj.) Series 2007, 5% 4/1/22	1,090	1,178
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,250	4,639
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.):
Series 2001 A, 5.125%, tender 5/1/14 (c)(d)	9,000	9,608
Series 2003 A, 5%, tender 5/1/13 (c)(d)	3,000	3,081
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A:
5% 6/1/13	2,600	2,682
5% 6/1/14	2,000	2,146
5.25% 6/1/24	5,400	5,792
5.25% 6/1/25	5,000	5,309
5.25% 6/1/30	4,000	4,177
(California Cmnty. College Projs.) Series 1998 A, 5.25% 12/1/16	4,400	4,415
(California State Univ. Proj.):
Series 2006 A, 5% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,700	2,924
Series 2006 G:
5% 11/1/20	1,825	1,982
5% 11/1/21	2,020	2,200
(California Substance Abuse Treatment Facility and State Prison at Corcoran II Proj.) Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	4,520	5,087
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series 2002 A, 5.25% 12/1/18	5,000	5,055
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Coalinga State Hosp. Proj.) Series 2004 A:
5.5% 6/1/15	$ 1,000	$ 1,074
5.5% 6/1/17	9,980	10,704
(Dept. of Corrections & Rehab. Proj.):
Series 2006 F:
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,455	2,744
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,294
Series 2011 C:
5% 10/1/27	9,530	10,656
5.25% 10/1/24	4,170	4,878
5.25% 10/1/25	2,875	3,316
5.75% 10/1/31	4,000	4,681
(Dept. of Corrections State Prison Proj.) Series 1993 E:
5.5% 6/1/15 (FSA Insured)	1,260	1,353
5.5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	630	674
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	5,545	5,931
(Dept. of Corrections, Monterey County State Prison Proj.) Series 2003 C, 5.5% 6/1/15 (Pre-Refunded to 12/1/13 @ 100)	6,100	6,493
(Dept. of Corrections, Susanville State Prison Proj.) Series 1993 D, 5.25% 6/1/15 (FSA Insured)	4,210	4,506
(Dept. of Gen. Svcs. Butterfield Proj.) Series 2005 A, 5% 6/1/23	2,900	3,085
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	2,800	2,978
(Dept. of Mental Health Proj.) Series 2004 A:
5% 6/1/25	3,000	3,104
5.125% 6/1/29	5,000	5,151
5.5% 6/1/19	2,000	2,120
(Kern County at Delano II Proj.) Series 2003 C, 5.5% 6/1/17 (Pre-Refunded to 12/1/13 @ 100)	4,775	5,083
(Madera County, Valley State Prison for Women Proj.) Series 2005 H, 5% 6/1/16	5,000	5,487
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/20	3,335	3,694
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	5,900	7,024
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Richmond Lab. Proj.) Series 2005 K, 5% 11/1/17	$ 5,625	$ 6,176
(Ten Administrative Segregation Hsg. Units Proj.) Series 2002 A, 5.25% 3/1/18 (AMBAC Insured)	2,500	2,508
(Univ. of California Research Proj.):
Series 2005 L:
5% 11/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,165	5,683
5.25% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,919
Series 2006 E:
5% 10/1/23	2,410	2,740
5.25% 10/1/21	2,900	3,358
(Various Cap. Projs.) Series 2012 A:
5% 4/1/24	1,000	1,157
5% 4/1/25	5,300	6,043
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/22	3,000	3,528
5% 12/1/23	2,800	3,244
Series 2009 G1, 5.75% 10/1/30	1,800	2,065
Series 2009 I:
5.5% 11/1/23	1,535	1,805
6.125% 11/1/29	1,200	1,455
6.25% 11/1/21	2,000	2,491
6.375% 11/1/34	3,000	3,652
California State Univ. Rev.:
Series 2009 A:
5.75% 11/1/25	3,675	4,398
5.75% 11/1/28	6,525	7,712
6% 11/1/40	7,240	8,455
Series A:
5.375% 11/1/18 (Pre-Refunded to 11/1/12 @ 100)	70	71
5.5% 11/1/16 (Pre-Refunded to 11/1/12 @ 100)	80	81
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. Bonds (Southern California Edison Co. Proj.) Series 2006 B, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (c)	2,425	2,475
California Statewide Cmntys. Dev. Auth. Rev.:
(Adventist Health Sys. Proj.) Series 2007 B, 5% 3/1/37 (Assured Guaranty Corp. Insured)	5,000	5,279
(Cmnty. Hosp. Monterey Peninsula Proj.) Series 2003 B, 5.25% 6/1/23 (FSA Insured)	1,800	1,833
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.: - continued
(Cottage Health Sys. Obligated Group Proj.) Series 2010, 5.25% 11/1/30	$ 3,000	$ 3,394
(Daughters of Charity Health Sys. Proj.) Series 2005 G, 5.25% 7/1/13	1,475	1,527
(Enloe Health Sys. Proj.) Series 2008 B:
5% 8/15/16	125	139
5% 8/15/19	50	56
5.75% 8/15/38	3,000	3,255
6.25% 8/15/33	2,500	2,820
(Kaiser Permanente Health Sys. Proj.):
Series 2001 C, 5.25% 8/1/31	3,215	3,553
Series 2007 A:
4.75% 4/1/33	2,000	2,070
5% 4/1/31	4,900	5,311
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	9,000	10,007
(Sutter Health Proj.) Series 2011 A, 6% 8/15/42	3,300	3,928
(Sutter Health Systems Proj.) Series 2005 A, 5% 11/15/43 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,125	4,368
(Trinity Health Cr. Group Proj.) Series 2011 CA, 5% 12/1/41	10,000	11,116
Series 2012 A, 5% 4/1/42	2,800	3,046
5.375% 6/1/26	2,500	2,858
6% 6/1/33	3,000	3,543
Carlsbad Unified School District:
Series 2009 B:
0% 5/1/15	1,000	971
0% 5/1/16	1,365	1,298
0% 5/1/17	1,155	1,058
0% 5/1/18	1,335	1,175
0% 5/1/19	1,000	837
0% 5/1/34 (a)	5,300	4,259
0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,635
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series 2008 A:
5% 11/1/24 (AMBAC Insured)	1,000	1,131
5% 11/1/25 (AMBAC Insured)	3,820	4,304
5% 11/1/33 (AMBAC Insured)	5,000	5,459
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series B, 5.875% 2/15/34	$ 5,000	$ 5,897
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,290	3,374
Colton Joint Unified School District Series 2001 C, 5.25% 2/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200	1,288
Commerce Refuse to Energy Auth. Rev. Series 2005:
5.5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545	1,630
5.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,685	2,894
Corona-Norco Unified School District Series A:
5% 8/1/22 (FSA Insured)	1,470	1,670
5% 8/1/25 (FSA Insured)	1,435	1,605
5% 8/1/26 (FSA Insured)	2,000	2,229
5% 8/1/27 (FSA Insured)	1,785	1,981
5% 8/1/31 (FSA Insured)	5,000	5,472
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,600	5,806
Ctr. Unified School District Series 1997 C:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,652
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	1,495
Cucamonga County Wtr. District 5% 9/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,890	3,068
Cupertino California Union School District:
5% 8/1/18	1,735	2,108
5% 8/1/19	1,120	1,377
Davis Spl. Tax Rev. Series 2007:
5% 9/1/12 (AMBAC Insured)	625	625
5% 9/1/13 (AMBAC Insured)	655	670
5% 9/1/14 (AMBAC Insured)	690	719
5% 9/1/15 (AMBAC Insured)	725	764
5% 9/1/18 (AMBAC Insured)	835	884
5% 9/1/20 (AMBAC Insured)	925	960
5% 9/1/22 (AMBAC Insured)	1,020	1,055
Desert Sands Union School District Ctfs. of Prtn.:
5.75% 3/1/24 (FSA Insured)	2,000	2,260
6% 3/1/20 (FSA Insured)	1,000	1,167
Duarte Ctfs. of Prtn. Series 1999 A, 5% 4/1/13	1,830	1,835
El Dorado County Gen. Oblig. 5% 9/1/23 (b)	1,360	1,538
Elk Grove Fin. Auth. Spl. Tax Rev. 5% 9/1/17 (AMBAC Insured)	2,415	2,543
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	$ 4,025	$ 4,631
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 2002 A:
0% 10/1/24 (AMBAC Insured)	1,665	953
0% 10/1/25 (AMBAC Insured)	1,665	898
Encinitas Union School District Series 1996, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	723
Escondido Union High School District:
Series 2008 A:
0% 8/1/33 (Assured Guaranty Corp. Insured)	5,655	2,141
0% 8/1/34 (Assured Guaranty Corp. Insured)	3,500	1,233
0% 11/1/16 (Escrowed to Maturity)	3,500	3,361
Fairfield-Suisun Unified School District Series 2004, 5.5% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,189
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.) Series 2007, 5% 5/1/37 (CIFG North America Insured)	2,500	2,626
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	976
Foothill-De Anza Cmnty. College District:
Series 1999 A:
0% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,430	2,346
0% 8/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	4,495
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,425	5,094
Series 1999 B, 0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,274
Series C, 5% 8/1/36	10,000	11,654
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	24,070	23,406
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,860	5,871
5.75% 1/15/40	8,155	8,161
5.875% 1/15/27	4,000	4,153
5.875% 1/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	4,672
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.: - continued
Series 1999:
5.875% 1/15/29	$ 4,000	$ 4,125
Garden Grove Agcy. Cmnty. Dev. Tax Allocation Rev. (Garden Grove Cmnty. Proj.) 5.375% 10/1/20	2,645	2,677
Glendora Unified School District Series 2005 A, 5.25% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,119
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,535	1,583
5% 6/1/45	12,125	12,363
5% 6/1/45	2,775	2,829
Series 2007 A1:
5% 6/1/13	1,000	1,029
5% 6/1/14	2,000	2,121
5% 6/1/15	1,000	1,091
5% 6/1/45 (FSA Insured)	235	241
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750	2,254
Indio Pub. Fing. Auth. Lease Rev. Bonds Series 2007 B, 3.8%, tender 11/1/12 (c)	2,500	2,505
Irvine Reassessment District 12-1 Ltd. Oblig.:
4% 9/2/21	1,750	1,877
5% 9/2/23	1,000	1,146
5% 9/2/25	500	566
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.):
5% 8/1/21	405	506
5% 8/1/22	450	558
5% 8/1/23	485	596
5% 8/1/24	1,000	1,212
5% 8/1/26	1,370	1,638
5% 8/1/28	760	898
Lancaster Fing. Auth. Tax Allocation Rev. 5% 2/1/31 (AMBAC Insured)	3,420	2,445
Loma Linda Hosp. Rev.:
(Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38	4,400	5,177
Series 2005 A, 5% 12/1/14	4,500	4,853
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5.25% 11/15/21	3,790	4,124
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Long Beach Cmnty. College Series 2008 A, 0% 6/1/31 (FSA Insured)	$ 9,750	$ 4,098
Long Beach Hbr. Rev. Series 2010 B, 5% 5/15/22	2,735	3,324
Long Beach Unified School District:
Series 2008 A, 5.25% 8/1/33	6,725	7,662
Series A, 5.75% 8/1/33	2,800	3,286
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33	10,000	12,292
Series 2009 A, 5.5% 8/1/29	1,000	1,196
Series 2010 C, 5.25% 8/1/39	1,300	1,506
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/21 (AMBAC Insured)	2,805	2,955
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.) 0% 9/1/13 (Escrowed to Maturity)	3,380	3,358
(Disney Concert Hall Parking Garage Proj.):
5% 9/1/22	2,000	2,375
5% 3/1/23	1,600	1,897
(Disney Parking Proj.):
0% 3/1/13	6,490	6,460
0% 9/1/14 (AMBAC Insured)	3,860	3,700
0% 3/1/18	3,000	2,546
0% 3/1/19	3,200	2,590
0% 3/1/20	1,000	768
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/21 (b)	6,200	7,476
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	1,045	1,091
5.375% 9/1/17 (FSA Insured)	1,095	1,140
5.375% 9/1/18 (FSA Insured)	1,155	1,201
5.375% 9/1/19 (FSA Insured)	1,210	1,256
Los Angeles Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.) Series 1999 A, 5.5% 8/1/24 (AMBAC Insured)	3,700	3,705
Los Angeles Dept. Arpt. Rev.:
Series 2002 A, 5.25% 5/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,009
Series 2006 A:
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,000	1,127
5% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,990	4,488
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Dept. Arpt. Rev.: - continued
Series 2006 A:
5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	$ 1,410	$ 1,572
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/16 (Escrowed to Maturity)	1,395	1,399
4.75% 10/15/20 (Escrowed to Maturity)	150	150
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	2,800	3,126
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2004 C, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,577
Los Angeles Hbr. Dept. Rev. 7.6% 10/1/18 (Escrowed to Maturity)	8,875	10,621
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2008 A, 5% 9/1/22	5,500	6,134
Series 2012 C, 5% 3/1/26	3,000	3,373
Los Angeles Unified School District:
Series 2004 A1, 5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,259
Series 2007 A1, 4.5% 1/1/28	6,900	7,516
Series 2011 A1, 5% 7/1/21	10,510	12,990
Los Angeles Wastewtr. Sys. Rev.:
Series 2009 A, 5.75% 6/1/34	10,000	11,982
Series 2012 B, 5% 6/1/28	4,800	5,739
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity)	1,500	1,822
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	3,425	3,669
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A:
5% 7/1/32	500	555
5% 7/1/39	4,095	4,436
Marina Coast Wtr. District Ctfs. Prtn. Series 2006, 5% 6/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,618
Merced Union High School District Series A, 0% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	740
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,421
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	1,587
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,540
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Modesto Gen. Oblig. Ctfs. of Prtn.: - continued
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,585	$ 1,621
Modesto Irrigation District Ctfs. of Prtn.:
(Cap. Impts. Proj.) Series 2004 B, 5.5% 7/1/35	3,800	4,112
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity)	5,000	5,775
Monrovia Unified School District Series B, 0% 8/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	883
Montebello Unified School District Series 2001, 0% 6/1/26 (FSA Insured)	1,580	827
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. 5% 8/1/18 (AMBAC Insured)	3,580	4,108
Moreland School District Series 2003 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	761
Murrieta Pub. Fing. Auth. Spl. Tax:
Series 2012:
5% 9/1/23	1,650	1,848
5% 9/1/25	1,000	1,097
5% 9/1/26	1,155	1,258
Murrieta Valley Unified School District:
Series 1998 A, 0% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,480
Series 2008, 0% 9/1/32 (FSA Insured)	5,000	1,878
Natomas Unified School District Series 2007, 5.25% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,150	5,422
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	2,118
12% 8/1/17 (FSA Insured)	1,000	1,487
Newport Beach Rev.:
(Hoag Memorial Hosp. Presbyterian Proj.):
Series 2009 A, 5% 12/1/24	2,000	2,140
Series 2011 A, 6% 12/1/40	3,000	3,638
Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (c)	2,800	2,855
North City West School Facilities Fing. Auth. Spl. Tax:
Series 2005 B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,834
Series 2006 C:
5% 9/1/16 (AMBAC Insured)	1,000	1,137
5% 9/1/17 (AMBAC Insured)	2,735	3,158
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 1986 A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100)	3,850	5,350
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Northern California Transmission Auth. Rev. (Ore Trans. Proj.) Series A, 7% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,175	$ 2,271
Norwalk-Mirada Unified School District Series 2009 D, 0% 8/1/33 (FSA Insured)	5,700	2,072
Oakland Gen. Oblig.:
Series 2009 B, 6.25% 1/15/39	3,000	3,461
Series 2012, 5% 1/15/25	3,460	4,026
Oakland Joint Powers Fing. Auth. Series 2008 A1, 4.25% 1/1/13 (Assured Guaranty Corp. Insured)	3,000	3,036
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.):
Series 1993 A, 5% 9/1/21 (Escrowed to Maturity)	1,000	1,194
Series 2003, 5.5% 9/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,054
Oakland Unified School District Alameda County Series 2009 A:
6.5% 8/1/23	2,810	3,306
6.5% 8/1/24	1,220	1,432
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A:
5% 2/1/22	2,935	3,405
5% 2/1/23	5,000	5,730
Oceanside Unified School District Series A, 0% 8/1/31 (Assured Guaranty Corp. Insured)	5,000	2,036
Palmdale Elementary School District Spl. Tax (Cmnty. Facilities District #90-1 Proj.) Series 1999, 5.8% 8/1/29 (FSA Insured)	6,410	6,419
Placentia Pub. Fing. Auth. Rev.:
3.125% 9/1/12	1,585	1,585
4% 9/1/13	1,855	1,891
Placer County Union High School District Series A:
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,519
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	720
Port of Oakland Rev.:
Series 2002 L:
5.5% 11/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,030	3,049
5.5% 11/1/20 (Pre-Refunded to 11/1/12 @ 100) (d)	375	378
Series 2002 N:
5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,800	2,819
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Port of Oakland Rev.: - continued
Series 2002 N:
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	$ 5,850	$ 5,883
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,355	3,373
5% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,740	2,755
Series 2007 A:
5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	10,910	11,682
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,885	3,225
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,185	2,467
Series 2011 O, 5% 5/1/22 (d)	4,500	5,011
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	12,800	5,068
Series B:
0% 8/1/33	4,840	1,803
0% 8/1/35	9,000	2,943
0% 8/1/37	6,325	1,818
0% 8/1/38	20,710	5,633
0% 8/1/40	5,000	1,223
0% 8/1/41	5,000	1,160
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	6,685	6,434
Rancho Mirage Joint Powers Fing. Auth. Rev. (Eisenhower Med. Ctr. Proj.) Series A, 4.875% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,702
Redwood City Elementary School District Series 1997, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,825	3,553
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.):
Series 2004:
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	2,020	2,049
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	2,125	2,152
Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	3,740	3,790
Rocklin Unified School District:
Series 2002:
0% 8/1/23 (FGIC Insured)	2,610	1,675
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Rocklin Unified School District: - continued
Series 2002:
0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 6,370	$ 3,889
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,725	3,850
0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	2,914
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,500	3,344
Roseville City School District Series 2002 A:
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	974
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940	962
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,290
Sacramento City Fing. Auth. Rev. (Combined Area Projs.) Series B, 0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,735	6,942
Sacramento Muni. Util. District Elec. Rev.:
Series 2003 R:
5% 8/15/33	4,810	5,027
5% 8/15/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,115	2,192
Series 2012 Y, 5% 8/15/27	2,800	3,353
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
Series 2005 A, 5% 7/1/18 (AMBAC Insured)	2,800	2,992
Series 2005, 5% 7/1/19 (AMBAC Insured)	2,900	3,081
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	5,900	7,103
6.5% 8/1/28	2,445	3,004
San Bernardino County Ctfs. of Prtn.:
(Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	3,000	3,139
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity)	8,300	11,869
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	11,497
San Diego Pub. Facilities Fing. Auth. (Cap. Impt. Proj.) Series 2012 A, 5% 4/15/23	1,710	1,952
San Diego Cmnty. College District Series 2007, 0% 8/1/17 (FSA Insured)	3,395	3,192
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	3,300	3,750
San Diego County Ctfs. of Prtn.:
(North and East County Justice Facilities Proj.):
5% 11/15/16 (AMBAC Insured)	2,000	2,270
5% 11/15/17 (AMBAC Insured)	2,000	2,227
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego County Ctfs. of Prtn.: - continued
(North and East County Justice Facilities Proj.):
5% 11/15/18 (AMBAC Insured)	$ 2,000	$ 2,212
(The Bishop's School Proj.) Series A, 6% 9/1/34 (Pre-Refunded to 9/1/14 @ 100)	2,090	2,324
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2005:
5% 7/1/14 (AMBAC Insured) (d)	1,000	1,066
5.25% 7/1/16 (AMBAC Insured) (d)	1,400	1,576
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5.25% 5/15/39	1,500	1,700
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. 2009 B, 5.75% 8/1/35	3,455	4,069
San Diego Unified School District:
Series 2008 C:
0% 7/1/40	15,985	3,959
0% 7/1/42	10,000	2,195
Series 2008 E, 0% 7/1/47 (a)	8,700	3,302
Series C:
0% 7/1/46	13,500	2,402
0% 7/1/47	4,000	676
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series 1997 A:
5.125% 1/1/17 (AMBAC Insured) (d)	6,000	6,005
5.25% 1/1/18 (AMBAC Insured) (d)	4,515	4,519
Second Series 32F, 5.25% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	3,028
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev. (San Francisco Redev. Projs.) Series 2009 B:
6.125% 8/1/28	1,000	1,155
6.625% 8/1/39	1,000	1,165
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	3,080	3,465
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.):
5% 11/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,720	4,066
5% 11/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,645	3,973
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1993, 0% 1/1/27 (Escrowed to Maturity)	4,000	2,770
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.: - continued
Series 1997 A:
0% 1/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 11,000	$ 5,434
5.5% 1/15/28	1,060	1,060
Series A:
0% 1/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,609
0% 1/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,765	2,671
0% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	1,814
San Jose Int'l. Arpt. Rev. Series 2007 A:
5% 3/1/17 (AMBAC Insured) (d)	1,180	1,324
5% 3/1/24 (AMBAC Insured) (d)	9,690	10,289
5% 3/1/37 (AMBAC Insured) (d)	10,000	10,193
San Jose Unified School District Santa Clara County Series 2002 B, 5% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,750	1,898
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	2,800	3,346
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity)	1,990	1,941
San Marcos Unified School District Series A, 5% 8/1/38	5,000	5,549
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,635
San Mateo County Joint Powers Fing. Auth. (Cap. Projects) Series 2009 A, 5.25% 7/15/24	5,280	6,211
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,337
0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490	906
0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	863
Sanger Unified School District 5.6% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,432
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.):
Series 2007 B, 5.125% 2/1/41 (AMBAC Insured)	2,000	2,095
Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	8,000	8,755
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Santa Clara Elec. Rev. Series 2011 A, 6% 7/1/31	$ 3,000	$ 3,615
Santa Rosa Wastewtr. Rev. Series 2002 B:
0% 9/1/20 (AMBAC Insured)	4,030	2,981
0% 9/1/22 (AMBAC Insured)	2,900	1,915
0% 9/1/25 (AMBAC Insured)	6,800	3,845
Shasta Joint Powers Fing. Auth. Lease Rev. (County Administration Bldg. Proj.) Series A, 5% 4/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,015	5,047
Shasta Union High School District:
Series 2002, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	547
Series 2003, 0% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,340	1,607
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/26 (FSA Insured)	11,845	12,968
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. (Southern Transmission Proj.) Series 2008 B, 6% 7/1/25	5,450	6,536
Southwestern Cmnty. College District Gen. Oblig. Series 2000, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,495	1,316
Sulphur Springs Union School District Series A, 0% 9/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750	2,750
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	16,900	18,695
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	3,000	3,080
Torrance Gen. Oblig. Rev. (Torrance Memorial Med. Ctr. Proj.) Series A, 5% 9/1/40	5,000	5,328
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,355
6% 6/1/22	1,100	1,104
Torrance Unified School District Series 2008 Z, 6% 8/1/33	5,000	5,895
Tracy Operating Partnership Joint Powers Auth. Rev. 6.375% 10/1/38 (Assured Guaranty Corp. Insured)	5,000	5,762
Turlock Irrigation District Rev. Series 2011, 5.5% 1/1/41	10,000	11,394
Ukiah Unified School District 0% 8/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,040	2,878
Union Elementary School District Series A:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	873
0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,995	2,258
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Univ. of California Regents Med. Ctr. Pool Rev. Series 2010 G:
4% 5/15/19	$ 1,305	$ 1,489
4% 5/15/20	615	699
5% 5/15/19	2,830	3,406
Univ. of California Revs.:
(Ltd. Proj.):
Series 2005 B, 5% 5/15/33 (Pre-Refunded to 5/15/13 @ 101)	1,000	1,043
Series 2007 D, 5% 5/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,250	4,849
(UCLA Med. Ctr. Proj.) Series A:
5.5% 5/15/21 (AMBAC Insured)	785	794
5.5% 5/15/24 (AMBAC Insured)	370	374
Series 2009 O, 5.75% 5/15/34	9,900	11,723
Series C, 4.75% 5/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,150	3,250
Val Verde Unified School District Ctfs. of Prtn.:
5% 1/1/35 (FGIC Insured)	2,090	2,096
5.25% 1/1/17 (Pre-Refunded to 1/1/15 @ 100)	1,000	1,110
5.25% 1/1/18 (Pre-Refunded to 1/1/15 @ 100)	1,380	1,532
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	7,700	8,905
Victor Elementary School District Series A, 0% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,375	2,245
Vista Gen. Oblig. Ctfs. of Prtn. 5% 5/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,120	2,301
Vista Unified School District Series A:
5.375% 8/1/15 (FSA Insured)	130	130
5.375% 8/1/16 (FSA Insured)	100	100
Walnut Valley Unified School District Series D:
0% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875	1,249
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,715	1,095
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	501
5.25% 8/1/16 (Pre-Refunded to 8/1/13 @ 100)	1,000	1,045
Washington Township Health Care District Rev.:
Series 2009 A:
6% 7/1/29	3,000	3,453
6.25% 7/1/39	7,000	8,021
Series 2010 A, 5.5% 7/1/38	3,100	3,381
Series A:
5% 7/1/23	1,460	1,587
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Washington Township Health Care District Rev.: - continued
Series A:
5% 7/1/25	$ 1,665	$ 1,783
West Contra Costa Unified School District:
(Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,500	1,701
Series 2012, 5% 8/1/32	8,265	9,221
Western Riverside County Trust & Wastewtr. Fin. Auth.:
5.5% 9/1/34 (Assured Guaranty Corp. Insured)	1,750	1,953
5.625% 9/1/39 (Assured Guaranty Corp. Insured)	2,250	2,493
Yuba City Unified School District Series A, 0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090	1,411
		1,815,424
Guam - 0.2%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2008:
5.375% 10/1/14	1,000	1,047
5.875% 10/1/18	1,565	1,751
		2,798
Puerto Rico - 0.7%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2006 A, 3.203% 7/1/21 (FGIC Insured) (c)	4,600	4,278
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (c)	7,000	7,774
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,500	1,974
		14,026
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth.:
Series 2009 A1, 5% 10/1/29	1,500	1,625
Series 2009 B, 5% 10/1/25	1,500	1,644
Series A, 5.25% 10/1/15	1,255	1,337
		4,606
TOTAL MUNICIPAL BONDS (Cost $1,691,581)		1,836,854
Municipal Notes - 1.0%
	Principal Amount (000s)	Value (000s)
California - 1.0%
California Gen. Oblig. RAN 2.5% 5/30/13 (Cost $19,305)	$ 19,000	$ 19,313
TOTAL INVESTMENT PORTFOLIO - 96.5% (Cost $1,710,886)		1,856,167
NET OTHER ASSETS (LIABILITIES) - 3.5%		66,456
NET ASSETS - 100%		$ 1,922,623
Security Type Abbreviations
RAN	-	REVENUE ANTICIPATION NOTE
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	49.2%
Health Care	12.8%
Transportation	9.2%
Education	5.3%
Special Tax	5.2%
Escrowed/Pre-Refunded	5.1%
Others* (Individually Less Than 5%)	13.2%
100.0%
* Includes cash equivalents and net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,710,886)		$ 1,856,167
Cash		65,000
Receivable for fund shares sold		925
Interest receivable		19,151
Other receivables		25
Total assets		1,941,268

Liabilities
Payable for investments purchased Regular delivery	$ 1,117
Delayed delivery	13,751
Payable for fund shares redeemed	595
Distributions payable	1,962
Accrued management fee	582
Distribution and service plan fees payable	33
Other affiliated payables	570
Other payables and accrued expenses	35
Total liabilities		18,645

Net Assets		$ 1,922,623
Net Assets consist of:
Paid in capital		$ 1,799,865
Undistributed net investment income		1,631
Accumulated undistributed net realized gain (loss) on investments		(24,154)
Net unrealized appreciation (depreciation) on investments		145,281
Net Assets		$ 1,922,623

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($54,973 ÷ 4,262.14 shares)	$ 12.90

Maximum offering price per share (100/96.00 of $12.90)	$ 13.44
Class T: Net Asset Value and redemption price per share ($5,208 ÷ 402.86 shares)	$ 12.93

Maximum offering price per share (100/96.00 of $12.93)	$ 13.47
Class B: Net Asset Value and offering price per share ($1,436 ÷ 111.41 shares)A	$ 12.89

Class C: Net Asset Value and offering price per share ($23,620 ÷ 1,834.24 shares)A	$ 12.88

California Municipal Income: Net Asset Value, offering price and redemption price per share ($1,802,831 ÷ 139,961.82 shares)	$ 12.88

Institutional Class: Net Asset Value, offering price and redemption price per share ($34,555 ÷ 2,677.31 shares)	$ 12.91

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended August 31, 2012 (Unaudited)

Investment Income
Interest		$ 39,938

Expenses
Management fee	$ 3,410
Transfer agent fees	683
Distribution and service plan fees	197
Accounting fees and expenses	171
Custodian fees and expenses	11
Independent trustees' compensation	3
Registration fees	77
Audit	25
Legal	6
Miscellaneous	10
Total expenses before reductions	4,593
Expense reductions	(33)	4,560
Net investment income (loss)		35,378
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,264
Change in net unrealized appreciation (depreciation) on investment securities		28,088
Net gain (loss)		29,352
Net increase (decrease) in net assets resulting from operations		$ 64,730

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 35,378	$ 68,544
Net realized gain (loss)	1,264	1,321
Change in net unrealized appreciation (depreciation)	28,088	143,858
Net increase (decrease) in net assets resulting from operations	64,730	213,723
Distributions to shareholders from net investment income	(34,606)	(68,520)
Distributions to shareholders from net realized gain	(145)	-
Total distributions	(34,751)	(68,520)
Share transactions - net increase (decrease)	36,912	170,835
Redemption fees	4	11
Total increase (decrease) in net assets	66,895	316,049

Net Assets
Beginning of period	1,855,728	1,539,679
End of period (including undistributed net investment income of $1,631 and undistributed net investment income of $859, respectively)	$ 1,922,623	$ 1,855,728

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 G	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.69	$ 11.64	$ 11.89	$ 11.40	$ 11.63	$ 12.41
Income from Investment Operations
Net investment income (loss) E	.224	.464	.470	.472	.459	.457
Net realized and unrealized gain (loss)	.205	1.049	(.252)	.486	(.224)	(.711)
Total from investment operations	.429	1.513	.218	.958	.235	(.254)
Distributions from net investment income	(.218)	(.463)	(.467)	(.468)	(.461)	(.457)
Distributions from net realized gain	(.001)	-	(.001)	- H	(.004)	(.069)
Total distributions	(.219)	(.463)	(.468)	(.468)	(.465)	(.526)
Redemption fees added to paid in capital E, H	-	-	-	-	-	-
Net asset value, end of period	$ 12.90	$ 12.69	$ 11.64	$ 11.89	$ 11.40	$ 11.63
Total Return B, C, D	3.41%	13.26%	1.79%	8.57%	2.04%	(2.15)%
Ratios to Average Net Assets F
Expenses before reductions	.77% A	.76%	.75%	.77%	.75%	.73%
Expenses net of fee waivers, if any	.77% A	.76%	.75%	.77%	.75%	.73%
Expenses net of all reductions	.76% A	.76%	.74%	.77%	.74%	.70%
Net investment income (loss)	3.48% A	3.82%	3.93%	4.05%	3.98%	3.76%
Supplemental Data
Net assets, end of period (in millions)	$ 55	$ 53	$ 40	$ 44	$ 34	$ 20
Portfolio turnover rate	9% A	9%	8%	15%	26%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 G	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.72	$ 11.67	$ 11.91	$ 11.42	$ 11.65	$ 12.43
Income from Investment Operations
Net investment income (loss) E	.224	.463	.473	.477	.464	.458
Net realized and unrealized gain (loss)	.205	1.049	(.245)	.486	(.227)	(.712)
Total from investment operations	.429	1.512	.228	.963	.237	(.254)
Distributions from net investment income	(.218)	(.462)	(.467)	(.473)	(.463)	(.457)
Distributions from net realized gain	(.001)	-	(.001)	- H	(.004)	(.069)
Total distributions	(.219)	(.462)	(.468)	(.473)	(.467)	(.526)
Redemption fees added to paid in capital E, H	-	-	-	-	-	-
Net asset value, end of period	$ 12.93	$ 12.72	$ 11.67	$ 11.91	$ 11.42	$ 11.65
Total Return B, C, D	3.40%	13.21%	1.87%	8.59%	2.05%	(2.15)%
Ratios to Average Net Assets F
Expenses before reductions	.77% A	.78%	.75%	.73%	.73%	.74%
Expenses net of fee waivers, if any	.77% A	.78%	.75%	.73%	.73%	.74%
Expenses net of all reductions	.77% A	.78%	.75%	.73%	.72%	.70%
Net investment income (loss)	3.48% A	3.81%	3.93%	4.09%	4.00%	3.75%
Supplemental Data
Net assets, end of period (in millions)	$ 5	$ 5	$ 4	$ 6	$ 7	$ 5
Portfolio turnover rate	9% A	9%	8%	15%	26%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 G	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.68	$ 11.63	$ 11.88	$ 11.39	$ 11.62	$ 12.40
Income from Investment Operations
Net investment income (loss) E	.185	.388	.395	.397	.387	.376
Net realized and unrealized gain (loss)	.206	1.051	(.253)	.488	(.228)	(.712)
Total from investment operations	.391	1.439	.142	.885	.159	(.336)
Distributions from net investment income	(.180)	(.389)	(.391)	(.395)	(.385)	(.375)
Distributions from net realized gain	(.001)	-	(.001)	- H	(.004)	(.069)
Total distributions	(.181)	(.389)	(.392)	(.395)	(.389)	(.444)
Redemption fees added to paid in capital E, H	-	-	-	-	-	-
Net asset value, end of period	$ 12.89	$ 12.68	$ 11.63	$ 11.88	$ 11.39	$ 11.62
Total Return B, C, D	3.10%	12.58%	1.15%	7.90%	1.38%	(2.81)%
Ratios to Average Net Assets F
Expenses before reductions	1.37% A	1.38%	1.38%	1.40%	1.41%	1.41%
Expenses net of fee waivers, if any	1.37% A	1.38%	1.38%	1.40%	1.41%	1.41%
Expenses net of all reductions	1.37% A	1.38%	1.38%	1.40%	1.40%	1.37%
Net investment income (loss)	2.88% A	3.21%	3.29%	3.42%	3.33%	3.08%
Supplemental Data
Net assets, end of period (in millions)	$ 1	$ 2	$ 2	$ 3	$ 4	$ 5
Portfolio turnover rate	9% A	9%	8%	15%	26%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 G	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.67	$ 11.62	$ 11.87	$ 11.38	$ 11.61	$ 12.40
Income from Investment Operations
Net investment income (loss) E	.175	.369	.378	.384	.374	.364
Net realized and unrealized gain (loss)	.206	1.051	(.252)	.488	(.225)	(.721)
Total from investment operations	.381	1.420	.126	.872	.149	(.357)
Distributions from net investment income	(.170)	(.370)	(.376)	(.382)	(.375)	(.364)
Distributions from net realized gain	(.001)	-	(.001)	- H	(.004)	(.069)
Total distributions	(.171)	(.370)	(.376) I	(.382)	(.379)	(.433)
Redemption fees added to paid in capital E, H	-	-	-	-	-	-
Net asset value, end of period	$ 12.88	$ 12.67	$ 11.62	$ 11.87	$ 11.38	$ 11.61
Total Return B, C, D	3.03%	12.42%	1.02%	7.78%	1.29%	(2.98)%
Ratios to Average Net Assets F
Expenses before reductions	1.53% A	1.53%	1.51%	1.51%	1.49%	1.50%
Expenses net of fee waivers, if any	1.53% A	1.53%	1.51%	1.51%	1.49%	1.50%
Expenses net of all reductions	1.52% A	1.53%	1.51%	1.51%	1.48%	1.47%
Net investment income (loss)	2.72% A	3.05%	3.16%	3.30%	3.24%	2.99%
Supplemental Data
Net assets, end of period (in millions)	$ 24	$ 23	$ 17	$ 19	$ 12	$ 8
Portfolio turnover rate	9% A	9%	8%	15%	26%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

I Total distributions of $.376 per share is comprised of distributions from net investment income of $.3757 and distributions from net realized gain of $.0007 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - California Municipal Income

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 F	2011	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.67	$ 11.63	$ 11.88	$ 11.38	$ 11.61	$ 12.40
Income from Investment Operations
Net investment income (loss) D	.243	.499	.504	.506	.495	.491
Net realized and unrealized gain (loss)	.206	1.040	(.252)	.497	(.227)	(.722)
Total from investment operations	.449	1.539	.252	1.003	.268	(.231)
Distributions from net investment income	(.238)	(.499)	(.501)	(.503)	(.494)	(.490)
Distributions from net realized gain	(.001)	-	(.001)	- G	(.004)	(.069)
Total distributions	(.239)	(.499)	(.502)	(.503)	(.498)	(.559)
Redemption fees added to paid in capital D, G	-	-	-	-	-	-
Net asset value, end of period	$ 12.88	$ 12.67	$ 11.63	$ 11.88	$ 11.38	$ 11.61
Total Return B, C	3.58%	13.52%	2.08%	9.00%	2.33%	(1.97)%
Ratios to Average Net Assets E
Expenses before reductions	.46% A	.46%	.46%	.47%	.47%	.46%
Expenses net of fee waivers, if any	.46% A	.46%	.46%	.47%	.47%	.46%
Expenses net of all reductions	.46% A	.46%	.46%	.47%	.46%	.43%
Net investment income (loss)	3.79% A	4.12%	4.21%	4.34%	4.27%	4.03%
Supplemental Data
Net assets, end of period (in millions)	$ 1,803	$ 1,741	$ 1,456	$ 1,560	$ 1,427	$ 1,543
Portfolio turnover rate	9% A	9%	8%	15%	26%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 F	2011	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.70	$ 11.65	$ 11.90	$ 11.40	$ 11.63	$ 12.42
Income from Investment Operations
Net investment income (loss) D	.239	.492	.500	.503	.491	.486
Net realized and unrealized gain (loss)	.205	1.049	(.255)	.496	(.226)	(.722)
Total from investment operations	.444	1.541	.245	.999	.265	(.236)
Distributions from net investment income	(.233)	(.491)	(.495)	(.499)	(.491)	(.485)
Distributions from net realized gain	(.001)	-	(.001)	- G	(.004)	(.069)
Total distributions	(.234)	(.491)	(.495) H	(.499)	(.495)	(.554)
Redemption fees added to paid in capital D, G	-	-	-	-	-	-
Net asset value, end of period	$ 12.91	$ 12.70	$ 11.65	$ 11.90	$ 11.40	$ 11.63
Total Return B, C	3.53%	13.51%	2.02%	8.94%	2.30%	(2.00)%
Ratios to Average Net Assets E
Expenses before reductions	.54% A	.53%	.51%	.51%	.49%	.50%
Expenses net of fee waivers, if any	.54% A	.53%	.51%	.51%	.49%	.50%
Expenses net of all reductions	.54% A	.53%	.51%	.51%	.48%	.47%
Net investment income (loss)	3.71% A	4.05%	4.16%	4.31%	4.24%	3.99%
Supplemental Data
Net assets, end of period (in millions)	$ 35	$ 33	$ 21	$ 62	$ 19	$ 11
Portfolio turnover rate	9% A	9%	8%	15%	26%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Amount represents less than $.001 per share.

H Total distributions of $.495 per share is comprised of distributions from net investment income of $.4945 and distributions from net realized gain of $.0007 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® California Municipal Income Fund (the Fund) is a fund of Fidelity California Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, California Municipal Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund may be affected by economic and political developments in the state of California.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards, losses deferred due to futures transactions and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 149,116
Gross unrealized depreciation	(2,291)
Net unrealized appreciation (depreciation) on securities and other investments	$ 146,825

Tax cost	$ 1,709,342

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

unlimited period and such capital losses are required to be used prior to any losses that expire. At February 29, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (21,050)
2018	(1,880)
Total with expiration	(22,930)
No expiration
Short-term	(686)
Total no expiration	(686)
Total capital loss carryforward	$ (23,616)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 0.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $151,104 and $84,073, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 66	$ 8
Class T	-%	.25%	7	-
Class B	.65%	.25%	7	5
Class C	.75%	.25%	117	26
			$ 197	$ 39

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, ..75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 9
Class T	1
Class B*	1
Class C*	3
$ 14

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund's Class A, Class T, Class B, Class C, California Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 33.12
Class T	3.13
Class B	1.08
Class C	17.14
California Municipal Income	604.07
Institutional Class	25.15
	$ 683

* Annualized

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $11 and $22, respectively.

Semiannual Report

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2012	Year ended February 29, 2012
From net investment income
Class A	$ 897	$ 1,685
Class T	90	170
Class B	22	57
Class C	314	588
California Municipal Income	32,662	64,936
Institutional Class	621	1,084
Total	$ 34,606	$ 68,520
From net realized gain
Class A	$ 4	$ -
Class T	-*	-
Class B	-**	-
Class C	2	-
California Municipal Income	136	-
Institutional Class	3	-
Total	$ 145	$ -

* Amount represents four hundred nineteen dollars

** Amount represents one hundred twenty-nine dollars

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2012	Year ended February 29, 2012	Six months ended August 31, 2012	Year ended February 29, 2012
Class A
Shares sold	608	1,492	$ 7,766	$ 18,169
Reinvestment of distributions	50	98	635	1,193
Shares redeemed	(538)	(858)	(6,836)	(10,352)
Net increase (decrease)	120	732	$ 1,565	$ 9,010
Class T
Shares sold	33	134	$ 409	$ 1,641
Reinvestment of distributions	6	12	80	145
Shares redeemed	(57)	(66)	(726)	(800)
Net increase (decrease)	(18)	80	$ (237)	$ 986

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Share Transactions - continued

	Shares		Dollars
	Six months ended August 31, 2012	Year ended February 29, 2012	Six months ended August 31, 2012	Year ended February 29, 2012
Class B
Shares sold	-*	11	$ 3	$ 118
Reinvestment of distributions	1	2	12	26
Shares redeemed	(23)	(44)	(287)	(522)
Net increase (decrease)	(22)	(31)	$ (272)	$ (378)
Class C
Shares sold	224	479	$ 2,849	$ 5,860
Reinvestment of distributions	16	30	199	359
Shares redeemed	(217)	(188)	(2,765)	(2,259)
Net increase (decrease)	23	321	$ 283	$ 3,960
California Municipal Income
Shares sold	11,365	24,652	$ 144,850	$ 298,179
Reinvestment of distributions	1,702	3,519	21,718	42,616
Shares redeemed	(10,433)	(16,049)	(132,420)	(192,817)
Net increase (decrease)	2,634	12,122	$ 34,148	$ 147,978
Institutional Class
Shares sold	458	1,322	$ 5,842	$ 16,026
Reinvestment of distributions	27	51	343	622
Shares redeemed	(373)	(605)	(4,760)	(7,369)
Net increase (decrease)	112	768	$ 1,425	$ 9,279

* Amount represents two hundred seventy-eight shares

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

ASCMI-USAN-1012
1.790937.109

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity California Municipal Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 19, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 19, 2012